UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)        (Zip Code)

John G. Popp

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2021 to October 31, 2022

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2022

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2022 (unaudited)

December 4, 2022

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2022.

Performance Summary
11/01/21 – 10/31/22

Fund & Benchmark	Performance
Class I1	(2.26)%
Class A1,2	(2.48)%
Class C1,2	(3.33)%
Credit Suisse Leveraged Loan Index[3]	(2.03)%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A mixed period for the asset class

The 12-month period ended October 31, 2022, was a negative one for floating rate strategies. However, although these strategies delivered negative returns for the period, they did outperform most risk assets. The Credit Suisse Leveraged Loan Index (the "Index") returned -2.03% for the year. The Index did, however, see positive returns in 7 of the past 12 months. The senior loan discount margin, assuming a three-year average life, widened by 215 basis points during the period to 655 basis points, while the average price of the Index finished the year at 91.78, 6.75 points lower than the previous period.

From a quality standpoint, higher-rated credit asset classes outperformed during the period, with BB and Split BBB returning 1.76% and 1.56%, respectively. Lower quality credit asset classes underperformed with Distressed (CCC and below) and Split B returning -5.85% and -1.72%, respectively.

The Index was led by the energy and food & drug sectors, which returned 4.04% and 2.18% for the period, respectively. Conversely, consumer durables and healthcare were the largest sector laggards, providing respective returns of -7.58% and -4.19%.

According to JPMorgan Chase & Co. ("JPMorgan"), although positive fund flows in the first six months of the period totalled $31.7 billion, they were offset by the -$33 billion in negative flows over the next six months to create a net result -$1.23 billion in outflows. collareralized loan obligation ("CLO") Issuance

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Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

was down significantly year over year, with $199.4 billion in gross issuance, including $150 billion net of refinancing.

Given the volatile state of markets globally, leveraged loan issuance is also down significantly, printing $312.9 billion of gross and $220.51 of net issuance. Additionally, year-to-date gross issuance ($211.5 billion) and net issuance ($148.9 billion) are down 71% and 56%, respectively, over the first 10 months of 2022.

The par-weighted default rate in loans ended October 2022 at 1.58%, still significantly below the long-term average of 3.1%, according to JPMorgan.

Strategic Review and Outlook: Looking for pockets of opportunity

For the 12 month period ended October 31, 2022, the Fund underperformed the Index. From a sector perspective, positive security selection in energy and manufacturing added to relative returns, while negative security selection in Ba3 and Caa2 categories detracted from them.

Although the bank loan market delivered negative returns over the past year, the floating rate nature of the asset class has tempered the magnitude when compared to other credit asset classes. The current inflationary environment has proven to be sticky, leading many central banks to accelerate interest rate hikes amidst an already challenging economic backdrop. In our view, the volatility to date has created unique opportunities, but with higher prices for goods and services as well as increasing borrowing costs expected to hamper corporate earnings growth, we remain cautious. Importantly, however, we see relatively healthy balance sheets and a manageable maturity schedule in the U.S. leveraged debt markets. We believe credit selection is paramount as certain industries and business models are more prone to demand and margin contractions.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

2

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1,2 and the
Credit Suisse Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was -7.09%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was -4.26%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

4

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Average Annual Returns as of October 31, 20221

	1 Year	5 Years	10 Years
Class I	(2.26)%	2.42%	3.43%
Class A Without Sales Charge	(2.48)%	2.18%	3.17%
Class A With Maximum Sales Charge	(7.09)%	1.20%	2.67%
Class C Without CDSC	(3.33)%	1.42%	2.40%
Class C With CDSC	(4.26)%	1.42%	2.40%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$974.90	$974.00	$970.40
Expenses Paid per $1,000*	$3.48	$4.73	$8.44
Hypothetical 5% Fund Return
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2022)

S&P Ratings**
A	0.1%
BBB	1.5
BB	14.7
B	66.4
CCC	8.4
CC	0.1
D	0.1
NR	5.6
Subtotal	96.9
Equity and Other	3.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (79.7%)
Advertising (1.0%)
$21,972	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	7.504	$21,217,921
4,452	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	7.504	4,299,240
					25,517,161
Aerospace & Defense (1.7%)
4,750	Amentum Government Services Holdings LLC, LIBOR 6M + 8.750%(1),(2)	(NR, NR)	01/31/28	12.920	4,322,500
6,000	Amentum Government Services Holdings LLC, LIBOR 3M + 7.500%(1)	(NR, NR)	12/07/29	10.856	5,475,000
2,738	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(1)	(B, B1)	02/15/29	7.206 - 7.558	2,657,958
4,360	Brown Group Holding, LLC, SOFR 1M + 3.750%(1)	(B+, B1)	07/02/29	7.419	4,327,104
9,244	Brown Group Holding, LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	06/07/28	6.254	9,005,050
2,343	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(CCC+, B2)	08/11/25	4.620	1,978,326
7,856	KKR Apple Bidco, LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	09/23/28	6.504	7,634,249
8,382	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	7.504	8,089,024
					43,489,211
Air Transportation (0.1%)
2,625	United Airlines, Inc., LIBOR 3M + 3.750%(1)	(BB-, Ba1)	04/21/28	8.108	2,569,402
Auto Parts & Equipment (2.5%)
13,837	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(1)	(B, B2)	04/06/28	7.800	12,975,445
3,046	CWGS Group, LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/03/28	5.839 - 6.254	2,728,133
7,296	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	8.004	7,196,118
2,031	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(3)	(NR, NR)	03/02/26	13.754	2,004,355
2,701	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(1),(2),(3)	(NR, NR)	08/28/25	9.754	2,485,120
8,893	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1)	(B, B2)	11/02/27	6.580	8,659,927
2,701	PAI Holdco, Inc., LIBOR 3M + 3.750%(1)	(B-, B1)	10/28/27	8.165	2,487,301
6,185	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(1)	(BB-, B1)	02/08/28	7.317	5,453,213
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(4)	(B, Ba3)	05/22/24	7.754	5,957,651
6,970	TI Group Automotive Systems LLC, EURIBOR 1M + 3.250%(1),(5)	(BB+, Ba3)	12/16/26	4.443	6,378,054
9,579	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(CCC+, B2)	12/23/24	7.924	8,493,072
					64,818,389

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Banking (0.1%)
$2,693	Citco Group Ltd. (The), SOFR 3M + 3.500%(1),(2)	(BB-, Ba2)	04/19/28	7.594	$2,676,060
Brokerage (0.1%)
2,098	RE/MAX International, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	07/21/28	6.313	1,984,053
Building & Construction (0.6%)
7,184	Latham Pool Products, Inc., SOFR 3M + 3.750%(1)	(BB-, B1)	02/23/29	6.681	6,564,325
6,543	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/31/25	6.254	6,370,925
3,043	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	8.374 - 8.415	2,886,588
					15,821,838
Building Materials (2.6%)
5,783	Core & Main LP, LIBOR 3M + 2.500%, LIBOR 6M + 2.500%(1)	(B+, B1)	07/27/28	6.858 - 7.416	5,654,514
17,876	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/12/28	6.589	15,091,553
3,652	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(1)	(B, B2)	08/01/28	8.927	3,305,330
588	CPG International, Inc., SOFR 6M + 2.500%(1)	(BB-, B1)	04/28/29	6.269	570,006
4,110	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/14/27	5.760	4,009,272
9,799	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%, LIBOR 3M + 3.250%(1)	(B, B2)	01/31/28	7.004 - 7.665	8,931,221
1,659	LBM Acquisition LLC, LIBOR 6M + 3.750%(1)	(B-, B2)	12/17/27	7.121	1,429,116
7,545	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(1)	(B, B1)	04/29/29	8.153	6,871,656
5,841	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	12/28/27	6.993	4,970,960
13,091	SRS Distribution, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	06/02/28	7.254	12,195,662
2,009	SRS Distribution, Inc., SOFR 1M + 3.500%(1)	(B-, B3)	06/02/28	7.329	1,871,277
					64,900,567
Cable & Satellite TV (0.6%)
8,993	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	07/17/25	5.662	8,731,259
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.764	6,397,077
					15,128,336

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (4.0%)
$11,729	Ascend Performance Materials Operations LLC, SOFR 6M + 4.750%(1)	(BB-, Ba3)	08/27/26	8.831	$11,520,450
4,000	CeramTec AcquiCo GmbH, EURIBOR 3M + 3.750%(1),(5)	(B, B2)	03/16/29	4.332	3,632,187
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1),(2)	(CCC, Caa2)	12/29/28	11.424	1,687,217
3,940	CPC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B-, B3)	12/29/27	7.424	3,137,718
2,391	Eastman Chemical Co., LIBOR 1M + 5.250%(1),(2)	(B, B2)	11/01/28	9.004	2,008,853
1,306	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.752	1,000,310
1,090	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	9.325	807,286
6,594	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	9.325	4,883,412
13,315	Hexion Holdings Corp., SOFR 3M + 4.500%(1)	(B, B2)	03/15/29	7.413	11,404,350
998	Lonza Group AG, LIBOR 3M + 4.000%(1)	(B, B2)	07/03/28	7.674	884,922
9,099	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1),(2)	(B-, B2)	01/03/29	8.553	7,370,466
327	New Arclin U.S. Holding Corp., LIBOR 3M + 1.000%(1),(6)	(B, B2)	10/02/28	1.000	292,954
2,221	New Arclin U.S. Holding Corp., LIBOR 1M + 3.750%(1)	(B, B2)	09/30/28	7.504	1,991,681
10,237	PMHC II, Inc., SOFR 3M + 4.250%(1)	(B-, B3)	04/23/29	8.494	8,021,541
7,664	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(1)	(B-, B3)	10/15/25	8.096 - 8.691	6,217,310
8,294	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	6.180	8,055,256
4,080	RelaDyne, Inc., SOFR 1M + 4.250%(1)	(B, B2)	12/22/28	7.979	3,941,837
4,084	Starfruit Finco B.V, LIBOR 3M + 2.750%(1)	(B+, B2)	10/01/25	7.165	3,860,122
2,984	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	10/28/24	7.174 - 7.915	2,859,679
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2),(4)	(CCC, Caa2)	10/27/25	11.320	3,590,387
4,020	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(1)	(B-, B3)	10/28/24	7.744	3,851,725
9,291	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	7.674	8,129,862
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(2),(4)	(CCC-, Caa2)	08/11/25	11.924	1,758,546
					100,908,071

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (1.6%)
$9,688	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	8.254	$9,682,037
7,288	DexKo Global, Inc. (Term Loan B), LIBOR 3M + 3.750%(1)	(B-, B1)	10/04/28	8.165	6,645,467
11,428	Dynacast International LLC, LIBOR 3M + 4.500%(1),(2)	(B-, B2)	07/22/25	7.480	9,742,689
1,363	Dynacast International LLC, LIBOR 3M + 9.000%(1),(2)	(CCC, Caa2)	10/22/25	11.980	1,158,482
3,787	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	8.004	3,468,482
4,948	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	13.750	4,601,717
6,630	Filtration Group Corp., LIBOR 1M + 3.500%(1)	(B, B3)	10/21/28	7.254	6,421,335
					41,720,209
Electronics (1.6%)
1,037	Bright Bidco B.V., SOFR 3M + 8.000%(1),(2),(7)	(NR, NR)	10/31/27	12.046	1,037,085
3,990	Escape Velocity Holdings, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	10/08/28	7.127	3,750,641
12,087	Idemia Group, LIBOR 3M + 4.500%(1)	(B-, B3)	01/09/26	8.174	11,618,980
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.250%(1),(5)	(B-, B3)	01/10/26	5.443	6,628,777
3,111	Infinite Bidco LLC, LIBOR 3M + 3.250%(1)	(B-, B2)	03/02/28	6.924	2,926,569
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	10.674	1,439,286
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	05/17/24	6.004	4,277,477
9,231	Mirion Technologies, Inc., LIBOR 6M + 2.750%(1)	(B, B1)	10/20/28	5.627	9,014,617
					40,693,432
Energy - Exploration & Production (0.2%)
5,006	CQP Holdco LP, LIBOR 3M + 3.750%(1)	(B+, B2)	06/05/28	7.424	4,950,178
15,479	PES Holdings LLC, 3.000% PIK(1),(3),(8)	(NR, NR)	12/31/22	3.000	488,579
					5,438,757
Environmental (0.2%)
2,214	LRS Holdings, LLC, LIBOR 1M + 4.250%(1),(2)	(B, B3)	08/31/28	8.004	2,125,293
3,880	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(CCC+, B2)	03/20/25	7.504	3,346,344
					5,471,637
Food & Drug Retailers (1.2%)
10,045	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	7.424	9,732,509
3,965	Sharp Midco LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	12/31/28	7.674	3,826,225

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food & Drug Retailers
$14,884	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1),(2)	(B-, B2)	12/21/27	7.315	$14,288,852
2,923	WOOF Holdings, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	12/21/28	10.815	2,656,558
					30,504,144
Food - Wholesale (0.9%)
12,496	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(1)	(B, B3)	07/31/28	6.858	11,654,848
704	AI Aqua Merger Sub, Inc. (Delayed Draw Term loan)(9)	(B, B3)	07/31/28	0.000	656,496
3,096	AI Aqua Merger Sub, Inc. (Term Loan B)(9)	(B, B3)	07/31/28	0.000	2,888,581
748	Chef's Warehouse Leasing Co., LLC (The), SOFR 1M + 4.750%(1),(2)	(B+, B2)	08/23/29	8.428	733,091
2,000	Froneri International Ltd.(5),(9)	(B+, B1)	01/29/27	0.000	1,804,560
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.500%(1),(4),(5)	(B, B2)	01/31/25	6.154	4,435,222
					22,172,798
Gaming (1.4%)
5,261	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	6.504	5,211,246
7,683	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(4)	(B-, Caa1)	07/08/24	7.754	7,531,163
11,287	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(1)	(B, B2)	01/27/29	7.729	10,618,159
796	GVC Holdings (Gibraltar) Ltd., LIBOR 3M + 2.500%(1),(2)	(BB, Ba1)	03/29/27	6.174	787,582
984	Scientific Games Holdings LP, SOFR 3M + 3.500%(1)	(B+, B2)	04/04/29	7.097	929,229
6,405	Scientific Games International, Inc., SOFR 1M + 3.000%(1)	(BB, Ba3)	04/14/29	6.402	6,334,289
3,378	Stars Group Holdings B.V. (The), LIBOR 3M + 2.250%(1)	(BBB-, Ba1)	07/21/26	5.892	3,323,210
					34,734,878
Gas Distribution (0.5%)
3,983	BCP Renaissance Parent LLC, SOFR 3M + 3.500%(1)	(B+, B2)	10/31/26	7.053	3,908,466
7,654	Traverse Midstream Partners LLC, SOFR 1M + 4.250%(1)	(B+, B3)	09/27/24	7.977	7,586,619
					11,495,085

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (1.0%)
$796	Bayou Intermediate II, LLC, LIBOR 3M + 4.500%(1),(2)	(B-, B2)	08/02/28	7.302	$764,150
4,847	Carestream Health, Inc., SOFR 3M + 7.500%(1)	(B-, B3)	09/30/27	11.019 - 11.153	4,156,655
3,776	EyeCare Partners, LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	02/18/27	7.424	3,338,539
10,983	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	7.004	10,773,881
7,294	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(1)	(B, B3)	04/21/27	7.254	6,777,234
761	Resonetics, LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/28/28	8.415	727,357
					26,537,816
Health Services (5.3%)
2,505	ADMI Corp., LIBOR 1M + 2.750%(1)	(B, B3)	04/30/25	6.504	2,315,145
13,942	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B3)	12/23/27	7.129	12,477,947
2,317	Athenahealth, Inc., LIBOR 3M + 3.500%(1),(6)	(B-, B2)	02/15/29	3.500	2,122,931
13,636	Athenahealth, Inc., SOFR 1M + 3.500%(1)	(B-, B2)	02/15/29	6.967	12,493,979
395	Confluent Health, LLC (Delayed Draw Term Loan), LIBOR 1M + 4.000%, PRIME + 3.000%(1),(6)	(B-, B3)	11/30/28	7.501 - 9.250	357,246
1,826	Confluent Health, LLC (Term Loan B), LIBOR 1M + 4.000%(1)	(B-, B3)	11/30/28	7.754	1,652,886
11,361	KUEHG Corp., LIBOR 1M + 3.750%(1)	(B-, B2)	02/21/25	7.504	10,912,671
6,815	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	03/13/25	6.924 - 7.665	6,534,326
4,236	Learning Care Group, Inc., LIBOR 3M + 7.500%(1)	(CCC, Caa2)	03/13/26	10.458	3,886,705
4,741	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	12/17/29	10.504	4,098,288
3,000	Pearl Intermediate Parent LLC, LIBOR 1M + 6.250%(1)	(CCC+, Caa2)	02/13/26	10.004	2,842,500
6,929	PetVet Care Centers, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/14/25	7.254	6,512,857
1,419	PetVet Care Centers, LLC, SOFR 1M + 5.000%(1)	(B, B2)	02/14/25	8.625	1,357,270
4,378	PointClickCare Technologies, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/29/27	7.553	4,312,330
5,843	PointClickCare Technologies, Inc., LIBOR 6M + 3.000%(1)	(B, B2)	12/29/27	5.938	5,718,915
15,517	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	7.822 - 7.826	12,546,342
706	Signify Health LLC, LIBOR 3M + 3.000%(1),(2)	(B+, B1)	06/22/28	6.674	705,127
2,200	Southern Veterinary Partners LLC, LIBOR 1M + 7.750%(1),(2)	(CCC, Caa2)	10/05/28	11.504	2,024,000

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$12,542	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	10/05/27	7.754	$11,930,246
1,644	TTF Holdings LLC, LIBOR 1M + 4.000%(1),(2)	(B+, B2)	03/31/28	7.813	1,615,084
21,220	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(1)	(B-, B3)	12/15/27	8.924	19,093,310
857	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 1M + 4.500%(1)	(B-, B3)	08/18/28	8.254	776,248
8,000	Western Dental Services, Inc. (Term Loan B), LIBOR 1M + 4.500%(1)	(B-, B3)	08/18/28	8.254	7,249,677
1,968	Women's Care Enterprises LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	01/15/28	7.871	1,850,504
					135,386,534
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 3M + 4.000%(1),(5)	(B, B2)	05/09/25	4.063	4,631,360
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(2),(5)	(CCC, Caa2)	05/08/26	9.000	2,668,546
					7,299,906
Insurance Brokerage (2.9%)
12,160	Acrisure, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	7.254	11,324,111
1,878	Acrisure, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	02/15/27	8.004	1,787,723
1,761	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	7.004	1,713,156
10,180	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	6.980	9,845,141
995	AssuredPartners, Inc., SOFR 1M + 3.500%(1)	(B, B2)	02/12/27	7.229	951,782
4,905	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	7.254	4,690,580
2,806	AssuredPartners, Inc. (2021 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	7.254	2,681,709
10,259	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	6.983 - 7.327	10,076,478
8,451	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	7.232 - 7.528	8,315,607
7,149	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	11/12/27	4.688	6,583,091
15,169	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	7.004	14,416,938
2,693	Ryan Specialty Group LLC, SOFR 1M + 3.000%(1)	(BB-, B1)	09/01/27	6.829	2,664,021
					75,050,337

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (6.4%)
$9,216	AllSpring Buyer LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba2)	11/01/28	6.688	$9,114,749
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(4)	(CCC-, Caa2)	04/03/24	7.674	6,750,035
7,694	Ankura Consulting Group, LLC, SOFR 1M + 4.500%(1)	(B-, B2)	03/17/28	8.343	7,136,463
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	10.250	4,262,608
13,468	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1),(2)	(B-, B2)	08/02/28	7.188	12,659,675
3,409	Citadel Securities LP, SOFR 1M + 3.000%(1)	(BBB-, Baa3)	02/02/28	6.843	3,397,739
11,673	Cowen, Inc., LIBOR 6M + 3.250%(1)	(BB-, B1)	03/24/28	7.433	11,636,330
5,459	CTC Holdings, LP, SOFR 3M + 5.000%(1),(2)	(B+, B1)	02/20/29	8.357	5,267,986
17,948	Deerfield Dakota Holding, LLC, SOFR 1M + 3.750%(1)	(B-, B2)	04/09/27	7.479	17,012,747
11,543	Ditech Holding Corp.(2),(8),(10)	(NR, NR)	06/30/22	0.000	1,442,860
1,212	EIG Management Company, LLC, LIBOR 1M + 3.750%(1),(2)	(BB, Ba2)	02/22/25	7.504	1,178,601
14,182	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	5.754	13,998,695
13,500	Galaxy US Opco, Inc., SOFR 1M + 4.750%(1),(2)	(B-, B3)	04/29/29	8.479	12,285,000
20,919	Hudson River Trading LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	03/20/28	6.164	19,300,397
12,085	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	6.504	11,764,510
7,435	Jump Financial, LLC, SOFR 3M + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	8.315	7,026,079
2,092	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/03/26	7.930	2,015,357
497	KREF Holdings X LLC, LIBOR 1M + 3.500%(1),(2)	(BB-, Ba2)	09/01/27	6.875	492,519
913	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	7.065	879,998
6,382	Mariner Wealth Advisors LLC (Term Loan B), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	7.065	6,150,737
2,321	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1),(2)	(B, Ba3)	04/30/24	7.924	2,007,906
8,235	VFH Parent LLC, SOFR 1M + 3.000%(1)	(B+, Ba3)	01/13/29	6.567	8,087,595
					163,868,586
Life Insurance (0.0%)
1,073	Vida Capital, Inc., LIBOR 1M + 6.000%(1),(2)	(CCC+, B2)	10/01/26	9.754	868,918

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery (2.6%)
$5,716	19th Holdings Golf, LLC, SOFR 1M + 3.000%(1),(2)	(B, B1)	02/07/29	6.202	$5,215,554
2,841	Alloy Finco Ltd., SONIA + 6.750%(1),(11)	(NR, Caa1)	03/06/24	8.817	2,944,135
3,347	Alloy Finco Ltd., LIBOR 3M + 6.500%(1)	(NR, Caa1)	03/06/24	10.915	3,052,193
4,098	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(11)	(NR, NR)	03/06/25	14.000	4,530,026
4,447	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(4)	(NR, NR)	03/06/25	14.000	3,965,151
4,264	AZZ, Inc., SOFR 1M + 4.250%(1)	(B, Ba3)	05/13/29	8.079	4,237,030
6,483	CMBF LLC (Term Loan), LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	9.317	5,575,029
10,394	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/17/25	6.628	10,127,554
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2),(4)	(B-, Caa2)	11/16/26	11.378	1,522,398
355	Griffon Corp., SOFR 3M + 2.500%(1)	(BB, Ba2)	01/24/29	5.490	347,679
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(4)	(CCC+, Caa2)	09/06/26	10.504	3,196,896
10,797	LTI Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	09/06/25	7.004	10,095,196
1,264	LTI Holdings, Inc. (2019 Term Loan), LIBOR 1M + 4.500%(1)	(B-, B2)	07/24/26	8.254	1,195,846
2,375	LTI Holdings, Inc. (2021 First Lien Delayed Draw Term loan), LIBOR 1M + 4.500%(1)	(B-, B2)	07/24/26	8.254	2,238,438
2,357	LTI Holdings, Inc. (2021 First Lien Term Loan), LIBOR 1M + 4.500%(1)	(B-, B2)	07/24/26	8.254	2,221,649
4,573	Pro Mach Group, Inc., LIBOR 1M + 4.000%(1)	(B-, B1)	08/31/28	7.754	4,465,891
					64,930,665
Media - Diversified (0.3%)
8,149	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(2)	(BB-, B1)	03/10/28	6.128	8,107,969
Media Content (0.3%)
1,099	Diamond Sports Group, LLC, SOFR 1M + 3.350%(1)	(CCC+, Caa2)	08/24/26	6.458	219,815
8,646	Recorded Books, Inc., SOFR 1M + 4.000%(1)	(B-, B3)	08/29/25	7.578	8,422,662
					8,642,477
Medical Products (2.7%)
14,211	Covetrus, Inc., SOFR 3M + 5.000%(1),(2)	(B-, B1)	10/13/29	8.784	13,394,324
7,316	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	7.174	6,882,973
3,679	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	8.174	3,226,374
7,165	Femur Buyer, Inc., LIBOR 3M + 5.500%(1),(2)	(NR, NR)	03/05/24	9.174	5,989,917

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products
$5,174	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%(1)	(B+, B1)	10/19/27	6.955	$5,057,586
14,149	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	7.004	13,034,536
17,276	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(1),(2)	(BB-, B1)	12/11/26	7.165	15,764,600
5,609	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	7.504	4,988,240
					68,338,550
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(8),(10)	(NR, NR)	02/28/19	0.000	17,199
Oil Refining & Marketing (0.5%)
12,844	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(5)	(B-, B3)	02/07/25	5.193	11,637,253
Packaging (1.8%)
4,285	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	6.504	4,045,133
3,828	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC, Caa1)	12/07/23	6.424 - 6.534	2,884,247
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(4)	(CC, Caa3)	12/07/24	11.534	750,005
2,912	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1)	(CCC, Caa1)	12/07/23	8.674	2,307,863
16,515	Proampac PG Borrower LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(1)	(B-, B3)	11/03/25	6.162 - 6.829	15,755,021
3,283	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	7.004	3,200,083
2,288	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(4)	(CCC, Caa3)	11/01/24	6.532	1,773,308
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(4)	(CC, C)	10/31/25	10.532	1,575,000
5,431	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/28	7.230	5,030,695
9,820	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	7.004	9,323,978
					46,645,333
Packaging & Containers (0.2%)
4,069	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	7.063	3,981,818

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products (2.7%)
$1,893	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(1)	(CCC+, Caa1)	12/20/29	9.829	$1,762,901
19,653	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(1)	(B, B1)	09/27/24	7.004	19,309,420
7,445	ABG Intermediate Holdings 2 LLC, SOFR 1M + 3.500%(1)	(B, B1)	12/21/28	7.329	7,168,495
2,078	Anticimex International AB, LIBOR 3M + 4.000%(1)	(B, B2)	11/16/28	7.070	2,019,055
6,637	Anticimex International AB, LIBOR 3M + 3.500%(1),(2)	(B, B2)	11/16/28	6.570	6,454,877
2,936	Fender Musical Instruments Corp., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/01/28	7.368	2,437,120
8,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.855	6,781,704
6,180	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.250	5,238,866
8,338	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	06/01/28	7.125	7,716,039
3,612	Serta Simmons Bedding, LLC, First Out Term Loan, LIBOR 3M + 7.500%(1)	(B-, B3)	08/10/23	10.793	3,518,148
6,420	Serta Simmons Bedding, LLC, Second Out Term Loan, LIBOR 3M + 7.500%(1)	(CCC+, Ca)	08/10/23	10.793	3,221,131
2,736	Spectrum Brands, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba1)	03/03/28	5.760	2,624,095
					68,251,851
Pharmaceuticals (1.6%)
2,509	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa3)	10/01/25	11.243	2,379,012
6,540	Alkermes, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	5.980	6,294,430
13,056	Bausch Health Companies, Inc., SOFR 3M + 5.250%(1)	(B-, Caa1)	02/01/27	8.624	9,810,989
9,285	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	7.254	9,052,752
7,524	Endo Luxembourg Finance Co. I Sarl, PRIME + 6.000%(1),(8)	(NR, NR)	03/27/28	12.250	6,220,051
7,438	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	7.254	7,361,801
					41,119,035
Real Estate Development & Management (0.2%)
4,924	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	06/01/26	7.254	4,689,790
Real Estate Investment Trusts (0.5%)
8,961	Claros Mortgage Trust, Inc., SOFR 3M + 4.500%(1)	(B+, Ba3)	08/09/26	7.868	8,838,065
3,548	Starwood Property Trust, Inc., LIBOR 1M + 3.250%(1),(2)	(BB, Ba2)	07/26/26	7.004	3,503,769
					12,341,834

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel (1.6%)
$7,046	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B+, B1)	08/17/28	7.254	$6,902,791
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC-, Caa3)	09/04/26	11.579	1,863,755
6,977	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B-, B3)	09/05/25	7.579	6,112,406
1,249	Crown Finance U.S., Inc.(8),(10)	(D, NR)	02/28/25	0.000	407,693
4,728	Crown Finance U.S., Inc.(8),(10)	(D, NR)	09/30/26	0.000	1,463,450
422	Crown Finance U.S., Inc.(6)	(NR, NR)	09/07/23	0.000	422,864
5,018	Crown Finance U.S., Inc., SOFR 3M + 10.000%(1)	(NR, NR)	09/07/23	13.612	5,032,076
7,856	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	8.670	5,826,596
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	11.048	5,830,928
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	11.047	2,020,000
3,980	Richmond UK Bidco Ltd., SONIA + 4.250%(1),(11)	(B-, B2)	03/03/24	6.469	4,063,080
1,985	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	08/25/28	6.813	1,940,916
					41,886,555
Restaurants (1.9%)
4,906	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(1)	(B, B2)	12/01/28	8.004	4,633,707
6,555	Fogo De Chao, Inc., LIBOR 1M + 4.250%(1),(4)	(B-, Caa1)	04/07/25	8.004	6,122,041
9,612	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B+, B2)	02/05/25	6.504	9,487,435
5,869	IRB Holding Corp., SOFR 1M + 3.000%(1)	(B+, B2)	12/15/27	6.208	5,726,433
1,529	K-Mac Holdings Corp., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	07/30/29	10.504	1,412,895
1,832	K-Mac Holdings Corp., LIBOR 1M + 3.500%(1)	(B-, B2)	07/21/28	7.254	1,727,821
6,901	Miller's Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(1),(4)	(B-, B3)	05/30/25	8.303 - 10.000	6,700,785
6,828	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	7.254	6,447,594
6,869	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	7.004	6,543,673
					48,802,384
Software - Services (16.2%)
14,767	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	6.674	14,604,725
3,722	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	03/03/28	7.320	3,578,689

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$10,786	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	8.004	$10,138,377
8,837	Astra Acquisition Corp., LIBOR 1M + 5.250%(1)	(B, B2)	10/25/28	9.004	7,732,028
1,628	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	6.754	1,604,693
5,682	Cardinal Parent, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	11/12/27	8.174	5,378,457
14,154	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	04/30/25	6.254	13,720,770
2,758	CommerceHub, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	12/29/28	10.674	2,211,256
6,810	CommerceHub, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	12/29/27	7.115	6,040,760
6,413	ConnectWise, LLC, LIBOR 3M + 3.500%(1)	(NR, B2)	09/29/28	7.174	6,076,534
9,695	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	8.070	9,182,919
4,787	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/16/28	7.504	4,025,474
7,951	DCert Buyer, Inc., LIBOR 3M + 4.000%(1)	(B-, B2)	10/16/26	6.903	7,675,749
2,083	DCert Buyer, Inc., LIBOR 3M + 7.000%(1)	(CCC, Caa2)	02/19/29	9.903	1,952,232
9,159	E2open, LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/04/28	6.644	8,929,975
5,038	EAB Global, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	08/16/28	7.254	4,817,272
5,432	Endure Digital, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/10/28	6.698	4,655,452
2,580	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	11.504	2,540,087
7,653	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	7.004	7,302,987
3,465	EverCommerce, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	07/06/28	7.004	3,363,943
18,073	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(CCC+, B2)	06/13/24	6.871	16,410,944
14,232	Finastra U.S.A., Inc., LIBOR 1WK + 7.250%(1)	(CCC-, Caa2)	06/13/25	10.621	10,674,077
506	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	6.504	500,393
20,098	Flexera Software LLC, LIBOR 1M + 3.750%(1)	(B-, B1)	03/03/28	7.510	19,405,966
16,454	GHX Ultimate Parent Corp., LIBOR 6M + 3.250%(1)	(B, B2)	06/28/24	6.127	15,909,440
9,264	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	7.254	9,057,946
4,925	IGT Holding IV AB, LIBOR 3M + 3.400%(1),(2)	(B, B2)	03/31/28	7.074	4,777,250
7,048	II-VI, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	07/02/29	5.878	6,880,886
2,955	Instructure Holdings, Inc., LIBOR 3M + 2.750%(1),(2)	(NR, B1)	10/30/28	6.121	2,928,919

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$937	MA FinanceCo., LLC, LIBOR 3M + 4.250%(1)	(BB-, B1)	06/05/25	7.418	$935,454
700	Marcel LUX IV Sarl, SOFR 1M + 4.000%(1),(2)	(BB-, B1)	12/31/27	7.125	687,668
778	Marcel LUX IV Sarl, SOFR 1M + 3.250%(1),(2)	(BB-, B1)	03/15/26	6.979	764,738
5,862	Mitnick Corporate Purchaser, Inc., SOFR 3M + 4.750%(1)	(B-, B3)	05/02/29	8.944	5,607,641
6,761	NAB Holdings LLC, SOFR 3M + 3.000%(1)	(B+, B1)	11/23/28	6.703	6,507,183
25,723	Polaris Newco LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/02/28	7.674	23,568,721
18,662	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	7.760	18,191,173
5,420	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	7.254	5,231,097
1,389	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	05/30/26	7.254	1,336,690
6,402	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/10/28	7.004	6,044,175
11,892	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	6.320	11,345,063
13,716	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	02/01/29	8.494	10,210,391
12,788	RealPage, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/24/28	6.754	12,049,967
13,070	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(1)	(B-, B3)	04/27/28	9.108	9,452,182
1,596	Rinchem Company, Inc., SOFR 3M + 4.500%(1),(2)	(B-, B3)	03/02/29	8.153	1,536,150
8,709	Seattle Spinco, Inc., SOFR 1M + 4.000%(1)	(BB-, B1)	02/26/27	7.591	8,649,621
11,116	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	6.504	11,025,979
3,566	SkillSoft Corp., SOFR 1M + 5.250%(1)	(B-, B2)	07/14/28	8.473	2,980,241
1,707	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	5.504	1,675,224
1,951	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	5.504	1,914,698
12,155	Storable, Inc., SOFR 1M + 3.500%, SOFR 2M + 3.500%(1)	(B, B2)	04/17/28	6.078 - 7.229	11,456,519
4,174	Transact Holdings, Inc., LIBOR 1M + 4.750%(1)	(B, B2)	04/30/26	8.504	4,009,976
5,463	Turing Midco LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	03/23/28	6.504	5,380,980
975	Ultimate Software Group, Inc. (The), LIBOR 1M + 5.250%(1)	(CCC, Caa1)	05/03/27	8.998	903,498
6,311	Ultimate Software Group, Inc. (The), LIBOR 3M + 3.250%(1)	(B-, B1)	05/04/26	6.998	6,104,204
13,532	Ultimate Software Group, Inc. (The), LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	7.504	13,190,567
1,834	Vaco Holdings, LLC, SOFR 3M + 5.000%, SOFR 1M + 5.000%(1)	(B, B2)	01/21/29	8.703 - 8.883	1,788,701

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$2,460	Virtusa Corp., SOFR 1M + 3.750%(1)	(B, B2)	02/15/29	7.579	$2,365,842
8,601	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B, B2)	02/11/28	7.504	8,285,803
4,266	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	6.754	4,163,083
2,296	WatchGuard Technologies, Inc., SOFR 1M + 5.250%(1)	(B-, B2)	07/02/29	8.979	2,166,850
					411,608,279
Specialty Retail (0.3%)
7,313	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	6.754	7,157,130
Steel Producers/Products (0.3%)
3,575	Grinding Media, Inc., LIBOR 6M + 4.000%(1),(2)	(B, B2)	10/12/28	7.144 - 7.702	3,083,550
3,395	Zekelman Industries, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba3)	01/24/27	5.604	3,306,062
					6,389,612
Support - Services (4.1%)
12,605	Allied Universal Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	05/12/28	7.504	11,473,716
3,537	Centuri Group, Inc., LIBOR 3M + 2.500%(1)	(B+, Ba2)	08/27/28	5.570	3,470,018
10,314	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	06/02/28	7.313	7,643,775
1,226	Corporation Service Co.(2),(9)	(BB-, B1)	08/31/29	0.000	1,209,416
10,461	Global Education Management Systems Establishment, LIBOR 6M + 5.000%(1)	(B-, B3)	07/31/26	8.566	10,336,432
4,430	LaserShip, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC, Caa2)	05/07/29	10.377	3,100,726
9,910	LaserShip, Inc., LIBOR 6M + 4.500%(1),(2)	(B-, B2)	05/07/28	7.377	7,927,960
13,034	Nuvei Technologies Corp., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	09/29/25	6.254	12,886,906
2,187	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	6.760	2,147,892
3,116	Savage Enterprises LLC, LIBOR 1M + 3.250%(1),(2)	(BB-, B1)	09/15/28	6.830	3,088,253
11,066	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	7.004	10,698,736
1,789	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	09/03/26	7.504	1,747,927
8,947	SRAM, LLC, LIBOR 3M + 2.750%, LIBOR 1M + 2.750%(1)	(BB-, B1)	05/18/28	5.820 - 6.504	8,703,055
2,459	Tempo Acquisition LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	08/31/28	6.729	2,430,932
3,025	TruGreen LP, LIBOR 3M + 8.500%(1),(2)	(CCC+, Caa2)	11/02/28	13.431	2,586,375
3,770	White Cap Buyer LLC, SOFR 1M + 3.750%(1)	(B, B2)	10/19/27	7.479	3,578,321
11,749	Wrench Group LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/30/26	7.674	11,288,875
					104,319,315

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Tech Hardware & Equipment (0.9%)
$13,322	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B, B3)	05/25/28	7.320	$11,768,933
2,710	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B+, Ba3)	05/25/28	7.320	2,393,682
10,071	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	7.174	9,762,632
					23,925,247
Telecom - Wireless (1.0%)
3,937	CCI Buyer, Inc., SOFR 3M + 4.000%(1)	(B-, B1)	12/17/27	7.553	3,785,383
5,096	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	6.688	4,916,763
10,022	MetroNet Systems Holdings, LLC, SOFR 1M + 3.750%(1)	(B, B2)	06/02/28	7.139	9,796,464
7,181	Xplornet Communications, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/02/28	7.754	6,206,182
					24,704,792
Telecom - Wireline Integrated & Services (1.2%)
1,959	Altice France S.A., LIBOR 3M + 4.000%(1)	(B, B2)	08/14/26	6.905	1,801,468
6,212	Altice France S.A., LIBOR 3M + 3.687%(1)	(B, B2)	01/31/26	7.767	5,619,405
4,411	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	7.165	4,019,199
21,024	Patagonia Holdco LLC, SOFR 3M + 5.750%(1)	(NR, B1)	08/01/29	8.386	17,081,974
2,239	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	7.250	2,104,266
955	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	7.743	925,201
					31,551,513
Theaters & Entertainment (1.8%)
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2),(4)	(BB-, B3)	05/08/25	6.260	4,599,716
11,210	Technicolor Creative Studios, EURIBOR 3M + 6.000%(1),(5)	(B, B2)	09/07/26	7.000	10,321,132
7,959	TopGolf International, Inc., LIBOR 3M + 6.250%(1)	(B, B3)	02/09/26	10.577	7,956,296
2,936	UFC Holdings, LLC, LIBOR 3M + 2.750%(1)	(B, B2)	04/29/26	7.110	2,876,730
19,364	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	6.510	18,934,171
					44,688,045
Trucking & Delivery (0.2%)
4,871	American Trailer World Corp., SOFR 1M + 3.750%(1)	(B, B3)	03/03/28	7.579	4,438,012
1,840	Odyssey Logistics & Technology Corp., LIBOR 1M + 4.000%(1)	(B, B1)	10/12/24	7.754	1,787,224
					6,225,236
TOTAL BANK LOANS (Cost $2,207,968,775)					2,029,018,007
See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (8.2%)
Auto Parts & Equipment (0.1%)
$2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(5),(12)	(B+, B3)	04/15/29	3.750	$1,436,789
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 104.31)(12)	(BB-, Ba3)	06/15/25	8.625	1,989,246
Building Materials (0.1%)
700	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(12)	(CCC+, Caa1)	03/01/29	6.000	484,634
2,160	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(12)	(CCC, Caa1)	08/01/29	6.750	1,425,320
					1,909,954
Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(12)	(BB-, Ba3)	11/15/31	4.500	783,145
12,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(12)	(BB-, Ba3)	03/01/28	5.500	10,543,200
					11,326,345
Chemicals (0.4%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(B, B2)	05/15/28	4.750	3,282,753
4,750	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(12),(13)	(CCC+, Caa2)	05/15/26	6.750	2,286,507
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(12),(13)	(CCC+, Caa2)	02/15/30	9.000	5,289,779
					10,859,039
Consumer/Commercial/Lease Financing (0.1%)
2,315	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(12)	(BB, Ba2)	02/01/28	4.750	2,070,362
Diversified Capital Goods (0.2%)
7,277	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB, Ba2)	06/01/31	4.250	5,923,987

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Energy - Exploration & Production (0.2%)
$4,100	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 12/01/22 @ 100.00)(12)	(B, Caa2)	11/01/23	9.750	$4,070,344
Gaming (0.1%)
3,000	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 107.47)(12)	(B, B3)	11/15/27	8.500	3,220,779
Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(12)	(BB-, B1)	09/30/26	6.500	2,911,485
Health Services (0.6%)
4,275	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(12),(13)	(CCC, Caa2)	02/15/30	6.500	3,336,723
9,875	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	9,440,270
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(12)	(CCC, Caa2)	02/01/28	9.250	1,084,158
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(12)	(B-, B2)	12/15/25	5.250	1,500,725
					15,361,876
Insurance Brokerage (0.4%)
3,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(12)	(B, B1)	10/01/30	7.500	2,861,710
7,474	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(12)	(CCC+, Caa2)	08/15/28	6.875	6,376,240
					9,237,950
Investments & Misc. Financial Services (0.3%)
4,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	2,988,240
1,946	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(12)	(B+, B1)	04/15/29	5.250	1,678,493
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(12)	(B+, B1)	01/15/32	5.000	2,188,687
					6,855,420

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery (0.3%)
$5,639	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(12)	(BB, Ba2)	04/15/29	4.375	$4,869,643
2,000	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 105.50)(12)	(CCC+, Caa1)	10/01/27	11.000	1,872,960
					6,742,603
Media Content (0.2%)
3,392	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 11/16/22 @ 102.69)(12)	(CCC+, Caa3)	08/15/26	5.375	682,640
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(12)	(BB+, Ba3)	07/15/30	3.875	3,424,080
					4,106,720
Medical Products (0.2%)
4,837	Medline Borrower LP, Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(12)	(B+, B1)	04/01/29	3.875	3,974,321
2,000	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(12),(13)	(B-, Caa1)	10/01/29	5.250	1,560,980
					5,535,301
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(12),(13)	(B-, B3)	02/15/26	7.000	3,334,400
Packaging (0.1%)
4,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(12)	(BB-, Ba3)	04/15/29	4.125	3,758,183
Personal & Household Products (0.0%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(12)	(CCC+, Caa2)	06/01/29	6.375	1,200,523
Pharmaceuticals (0.1%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 104.63)(12)	(CCC, Ca)	04/01/26	9.250	206,008
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(12)	(CCC, Ca)	02/15/29	6.250	784,810

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(12)	(CCC, Ca)	02/15/31	5.250	$394,855
					1,385,673
Real Estate Investment Trusts (0.1%)
1,000	Blackstone Mortgage Trust, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(12)	(BB-, Ba2)	01/15/27	3.750	847,210
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	1,068,384
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(12)	(BB-, Ba3)	07/15/26	3.625	990,964
					2,906,558
Recreation & Travel (0.6%)
2,800	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(12)	(B, B2)	06/15/26	5.750	2,607,456
3,000	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(12)	(B, B3)	08/15/29	5.250	2,584,570
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 100.00)(12)	(B-, B3)	07/31/24	4.875	1,257,826
1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 102.75)(12),(13)	(B-, B3)	04/15/27	5.500	1,070,051
8,729	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 102.44)(12)	(BB, B2)	11/01/27	4.875	7,597,001
					15,116,904
Software - Services (1.0%)
2,125	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(12)	(NR, B1)	10/31/26	5.375	1,785,165
1,750	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(12),(13)	(B+, B1)	06/15/29	7.250	1,673,000
6,225	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(12)	(B+, B1)	07/15/29	4.125	5,212,193

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$4,962	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(12)	(CCC+, Caa2)	02/15/29	6.000	$3,274,548
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(12)	(BB, Ba2)	12/01/29	3.875	3,274,035
2,955	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(12)	(CCC+, Caa1)	02/01/28	8.250	2,636,569
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(12)	(CCC+, Caa2)	12/15/28	7.125	8,310,357
					26,165,867
Specialty Retail (0.1%)
137	Eagle Intermediate Global Holdings BV (2),(7)	(NR, NR)	05/01/25	0.000	76,517
3,745	Eagle Intermediate Global Holdings BV, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.75)(12)	(NR, Caa1)	05/01/25	7.500	2,904,247
102	Eagle Intermediate Global Holdings BV, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.75)(2),(7),(12)	(NR, NR)	05/01/25	7.500	75,874
					3,056,638
Support - Services (1.7%)
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(12)	(B, B2)	06/01/28	4.625	2,916,669
4,792	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(12)	(B, B2)	06/01/28	4.625	4,022,740
5,251	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 104.88)(12)	(CCC+, Caa1)	07/15/27	9.750	4,536,799
9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(12),(13)	(CCC+, Caa1)	06/01/29	6.000	6,586,651
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(12)	(B-, B2)	05/01/28	4.500	7,421,562
7,565	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 12/05/22 @ 103.56)(12)	(B-, B3)	07/31/26	7.125	7,167,611
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(12)	(B, B1)	05/01/29	4.625	7,495,326

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$1,540	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(12)	(B, Caa1)	04/15/29	6.250	$1,082,334
3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(12)	(CCC+, Caa1)	10/15/28	6.875	2,549,700
					43,779,392
Tech Hardware & Equipment (0.3%)
3,500	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(12)	(BB+, Baa3)	04/15/29	4.750	3,098,716
4,550	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(BB-, B1)	05/15/29	4.750	3,930,950
					7,029,666
Telecom - Wireline Integrated & Services (0.3%)
3,775	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(12)	(B, B2)	10/15/29	5.500	2,885,704
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 101.97)(8),(10),(12)	(NR, WR)	12/31/24	0.000	490,000
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.38)(12)	(B+, B1)	10/15/27	6.750	1,680,804
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(12)	(B+, B1)	07/15/29	5.125	2,534,790
					7,591,298
TOTAL CORPORATE BONDS (Cost $259,338,071)					208,883,302
ASSET BACKED SECURITIES (3.0%)
Collateralized Debt Obligations (3.0%)
3,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(12)	(BB-, NR)	10/15/29	10.079	2,514,673
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(12)	(NR, NR)	01/19/35	7.947	3,083,875
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(12)	(NR, Baa3)	07/15/34	7.379	2,100,523
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(12)	(BB-, NR)	04/20/34	10.993	1,474,936

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(12)	(B+, NR)	04/20/31	9.643	$1,624,769
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(12)	(BBB-, NR)	08/20/32	7.284	4,746,070
2,466	Capital Automotive LLC, 2017-1A, Rule 144A(12)	(A+, NR)	04/15/47	4.180	2,372,211
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(12)	(BB-, NR)	07/27/31	9.758	581,583
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(12)	(BBB-, NR)	07/15/31	7.229	1,692,356
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(12)	(B+, NR)	01/18/31	10.044	2,124,317
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(12)	(NR, Baa3)	04/20/31	6.993	3,409,643
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(12)	(BBB-, NR)	07/17/34	7.279	1,482,564
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, SOFR 3M + 3.462%(1),(12)	(NR, Baa3)	10/15/29	7.325	3,140,376
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(12)	(BBB-, NR)	07/15/31	7.079	4,191,932
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(12)	(BBB-, NR)	04/15/34	8.279	2,897,705
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 3.610%(1),(12)	(BBB-, NR)	04/15/33	7.647	859,546
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 7.180%(1),(12)	(BB-, NR)	04/15/33	11.217	1,588,632
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, SOFR 3M + 3.910%(1),(12)	(BBB-, NR)	04/17/34	7.774	1,723,653
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(12)	(BBB-, NR)	01/27/31	7.358	3,439,606
2,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(12)	(NR, B1)	07/15/31	10.229	2,060,225
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(12)	(NR, Ba3)	04/15/29	10.159	2,704,856
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(12)	(NR, Ba3)	04/20/33	11.063	1,595,761
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(12)	(NR, Ba3)	10/15/34	11.779	2,875,260
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(12)	(NR, Ba1)	01/22/35	10.075	4,727,680
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(12)	(BBB-, NR)	07/15/30	6.929	1,873,241

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(12)	(BBB-, NR)	04/25/31	7.008	$3,112,209
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(12)	(NR, Baa3)	10/22/31	7.825	2,493,857
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(12)	(NR, A3)	09/10/29	6.536	2,652,314
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(12)	(NR, Ba1)	07/19/34	9.297	2,897,772
1,750	Vibrant ClO 1X Ltd., 2018-9A, Rule 144A, LIBOR 3M + 3.200%(1),(12)	(NR, Baa3)	07/20/31	7.443	1,473,625
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(12)	(NR, Ba3)	06/20/29	9.277	1,246,416
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(12)	(BBB-, NR)	07/14/31	7.361	2,478,066
TOTAL ASSET BACKED SECURITIES (Cost $89,935,210)					77,240,252
Shares
COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(2),(10)				1,588,156
Chemicals (0.5%)
31,756	Project Investor Holdings LLC(2),(4),(7),(10)				318
529,264	Proppants Holdings LLC(2),(4),(7),(10)				10,585
191,054	UTEX Industries, Inc.(2),(10)				12,800,618
					12,811,521
Electronics (0.1%)
31,569	Aegletes B.V.(2),(7),(10)				1,154,371
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(4),(7),(10)				8,724
Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(7),(10),(11)				—
Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(10)				858,732
Private Placement (0.2%)
2,437,234	Technicolor Creative Studios SA(5),(7),(10),(14)				3,814,158
2,437,234	Vantiva SA(5),(7),(10),(14)				1,829,514
					5,643,672
Software - Services (0.0%)
78,712	Skillsoft Corp.(10),(13)				140,895
Specialty Retail (0.0%)
141	Eagle Intermediate Global Holdings BV, Class B(2),(7),(10)				1

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Shares			Value
COMMON STOCKS (continued)
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(7),(10)	$	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(7),(10)		—
172	Sprint Industrial Holdings LLC, Class I(2),(4),(7),(10)		900
			900
Theaters & Entertainment (0.1%)
1,153,846	Technicolor Creative Studios SA(5),(10)		1,798,417
1,153,846	Vantiva SA(5),(10)		858,795
			2,657,212
TOTAL COMMON STOCKS (Cost $29,495,608)			24,864,184
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(7),(10)		—
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(10),(11)		—
TOTAL WARRANTS (Cost $68,804)			0
SHORT-TERM INVESTMENTS (2.7%)
50,049,483	State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.00%		50,049,483
19,056,787	State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(15)		19,056,787
TOTAL SHORT-TERM INVESTMENTS (Cost $69,106,270)			69,106,270
TOTAL INVESTMENTS AT VALUE (94.6%) (Cost $2,655,912,738)			2,409,112,015
OTHER ASSETS IN EXCESS OF LIABILITIES (5.4%)			137,018,500
NET ASSETS (100.0%)			$2,546,130,515

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2022. The rate may be subject to a cap and floor.

(2)  Security is valued using significant unobservable inputs.

(3)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)  Illiquid security.

(5)  This security is denominated in Euro.

(6)  All or a portion is an unfunded loan commitment (See note 2-I).

(7)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(8)  Bond is currently in default.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2022.

(10)  Non-income producing security.

(11)  This security is denominated in British Pound.

(12)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $275,538,383 or 10.8% of net assets.

(13)  Security or portion thereof is out on loan (See Note 2-J).

(14)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(15)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
EUR	5,275,000	USD	5,290,767	09/27/23	Deutsche Bank AG	$5,290,767	$5,338,612	$47,845
EUR	12,019,314	USD	11,984,173	09/27/23	Morgan Stanley	11,984,173	12,164,257	180,084
GBP	496,949	USD	568,869	10/11/23	Deutsche Bank AG	568,869	575,791	6,922
Total Unrealized Appreciation								$234,851

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2022

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
USD	97,988,966	EUR	98,372,619	09/27/23	Morgan Stanley	$(97,988,966)	$(99,558,913)	$(1,569,947)
USD	14,227,714	GBP	12,764,549	10/11/23	Deutsche Bank AG	(14,227,714)	(14,789,659)	(561,945)
Total Unrealized Depreciation								$(2,131,892)
Total Net Unrealized Appreciation/(Depreciation)								$(1,897,041)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2022

Assets
Investments at value, including collateral for securities on loan of $19,056,787 (Cost $2,655,912,738) (Note 2)	$2,409,112,015[1]
Cash	30,375,609
Foreign currency at value (Cost $3,741)	3,625
Cash segregated at broker for forwards contracts (Note 2)	260,000
Receivable for investments sold	159,123,737
Interest receivable	18,382,381
Receivable for Fund shares sold	10,425,575
Unrealized appreciation on forward foreign currency contracts (Note 2)	234,851
Prepaid expenses and other assets	60,900
Total assets	2,627,978,693
Liabilities
Investment advisory fee payable (Note 3)	880,980
Administrative services fee payable (Note 3)	177,950
Shareholder servicing/Distribution fee payable (Note 3)	70,126
Payable for investments purchased	36,990,725
Payable upon return of securities loaned (Note 2)	19,056,787
Payable for Fund shares redeemed	14,954,856
Unfunded loan commitments (Note 2)	3,688,244
Dividend payable	2,535,814
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,131,892
Trustees' fee payable	18,751
Accrued expenses	1,342,053
Total liabilities	81,848,178
Net Assets
Capital stock, $.001 par value (Note 6)	412,274
Paid-in capital (Note 6)	2,936,752,389
Total distributable earnings (loss)	(391,034,148)
Net assets	$2,546,130,515
I Shares
Net assets	$2,376,865,576
Shares outstanding	385,021,869
Net asset value, offering price and redemption price per share	$6.17
A Shares
Net assets	$116,540,189
Shares outstanding	18,781,038
Net asset value and redemption price per share	$6.21
Maximum offering price per share (net asset value/(1-4.75%))	$6.52
C Shares
Net assets	$52,724,750
Shares outstanding	8,470,669
Net asset value and offering price per share	$6.22

1  Includes $18,525,806 of securities on loan.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2022

Investment Income
Interest	$166,400,861
Dividends	3,881
Securities lending (net of rebates)	25,954
Total investment income	166,430,696
Expenses
Investment advisory fees (Note 3)	18,958,511
Administrative services fees (Note 3)	493,896
Shareholder servicing/Distribution fees (Note 3)
Class A	331,748
Class C	589,047
Transfer agent fees	3,036,216
Custodian fees	1,002,686
Commitment fees (Note 4)	727,369
Registration fees	202,323
Printing fees	165,328
Legal fees	156,331
Insurance expense	133,791
Trustees' fees	79,990
Audit and tax fees	54,481
Miscellaneous expense	53,441
Total expenses	25,985,158
Less: fees waived and expenses reimbursed (Note 3)	(2,808,502)
Net expenses	23,176,656
Net investment income	143,254,040
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(47,539,327)
Net realized loss from foreign currency transactions	(267,303)
Net realized gain from forward foreign currency contracts	21,361,767
Net change in unrealized appreciation (depreciation) from investments	(202,162,086)
Net change in unrealized appreciation (depreciation) from foreign currency translations	353,204
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(1,786,269)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(230,040,014)
Net decrease in net assets resulting from operations	$(86,785,974)

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations
Net investment income	$143,254,040	$86,972,815
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(26,444,863)	(22,628,025)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(203,595,151)	120,755,929
Net increase (decrease) in net assets resulting from operations	(86,785,974)	185,100,719
From Distributions
From distributable earnings
Class I	(135,067,532)	(81,531,192)
Class A	(5,617,339)	(4,978,097)
Class C	(2,076,206)	(1,626,826)
Net decrease in net assets resulting from distributions	(142,761,077)	(88,136,115)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,763,525,560	1,590,427,767
Reinvestment of distributions	117,879,709	71,710,776
Net asset value of shares redeemed	(2,080,789,616)	(689,176,103)
Net increase (decrease) in net assets from capital share transactions	(199,384,347)	972,962,440
Net increase (decrease) in net assets	(428,931,398)	1,069,927,044
Net Assets
Beginning of year	2,975,061,913	1,905,134,869
End of year	$2,546,130,515	$2,975,061,913

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$6.62	$6.31	$6.56	$6.81[1]	$6.87
INVESTMENT OPERATIONS
Net investment income[2]	0.29	0.24	0.30	0.35	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.45)	0.31	(0.25)	(0.25)	(0.06)
Total from investment operations	(0.16)	0.55	0.05	0.10	0.23
LESS DIVIDENDS
Dividends from net investment income	(0.29)	(0.24)	(0.30)	(0.35)	(0.29)
Net asset value, end of year	$6.17[1]	$6.62	$6.31	$6.56	$6.81[1]
Total return[3]	(2.42)%	8.86%	0.92%	1.47%	3.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,376,866	$2,770,167	$1,699,373	$2,199,606	$3,704,519
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	4.54%	3.62%	4.80%	5.18%	4.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[4]	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
39

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$6.65	$6.34	$6.59	$6.84[1]	$6.90
INVESTMENT OPERATIONS
Net investment income[2]	0.28	0.23	0.29	0.33	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.44)	0.31	(0.25)	(0.25)	(0.06)
Total from investment operations	(0.16)	0.54	0.04	0.08	0.22
LESS DIVIDENDS
Dividends from net investment income	(0.28)	(0.23)	(0.29)	(0.33)	(0.28)
Net asset value, end of year	$6.21	$6.65	$6.34	$6.59	$6.84[1]
Total return[3]	(2.48)%	8.57%	0.70%	1.23%	3.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$116,540	$144,713	$146,803	$199,328	$289,959
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.25%	3.41%	4.54%	4.93%	4.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[4]	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$6.68	$6.36	$6.61	$6.87[1]	$6.92
INVESTMENT OPERATIONS
Net investment income[2]	0.23	0.18	0.24	0.28	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.46)	0.32	(0.25)	(0.26)	(0.05)
Total from investment operations	(0.23)	0.50	(0.01)	0.02	0.18
LESS DIVIDENDS
Dividends from net investment income	(0.23)	(0.18)	(0.24)	(0.28)	(0.23)
Net asset value, end of year	$6.22[1]	$6.68	$6.36	$6.61	$6.87[1]
Total return[3]	(3.48)%	7.90%	(0.05)%	0.34%	2.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$52,725	$60,182	$58,959	$87,380	$116,877
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.54%	2.66%	3.83%	4.19%	3.28%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[4]	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2022

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,791,900,419	$237,117,588	$2,029,018,007
Corporate Bonds	—	208,730,911	152,391	208,883,302
Asset Backed Securities	—	77,240,252	—	77,240,252
Common Stocks	2,798,107	6,502,404	15,563,673	24,864,184
Warrants	—	0 (1)	0 (1)	0
Short-term Investments	50,049,483	19,056,787	—	69,106,270
	$52,847,590	$2,103,430,773	$252,833,652	$2,409,112,015
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$234,851	$—	$234,851
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,131,892	$—	$2,131,892

(1)  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$161,045,739	$—	$15,234	$0	(1)	$161,060,973
Accrued discounts (premiums)	1,199,667	—	—	—		1,199,667
Purchases	143,604,103	—	1,154,371	—		144,758,474
Sales	(83,385,891)	—	—	—		(83,385,891)
Realized gain (loss)	(882,292)	—	(59,979)	—		(942,271)
Change in unrealized appreciation (depreciation)	(23,478,145)	152,391	65,273	—		(23,260,481)
Transfers into Level 3	97,687,902	—	14,388,774	—		112,076,676
Transfers out of Level 3	(58,673,495)	—	—	—		(58,673,495)
Balance as of October 31, 2022	$237,117,588	$152,391	$15,563,673	$0	(1)	$252,833,652
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2022	$(19,949,362)	$152,391	$5,294	$—		$(19,791,677)

(1)  Includes zero valued securities.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$236,080,503	Vendor pricing	Single Broker Quote	$0.00 – $1.00	($0.91)
	1,037,085	Income Approach	Expected Remaining Distribution	1.00 (N/A)
Corporate Bonds	152,391	Income Approach	Expected Remaining Distribution	0.56 –0.74	(0.65)
Common Stocks	1,173,999	Income Approach	Expected Remaining Distribution	0.00–36.57	(35.96)
	14,388,774	Vendor pricing	Single Broker Quote	10.50 – 67.00	(60.76)
	900	Recent Transactions	Trade Price	5.22 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2022, $112,076,676 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $58,673,495 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2022 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2022.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$234,851	$2,131,892	$21,361,767	$(1,786,269)

For the year ended October 31, 2022, the Fund held an average monthly value on a net basis of $149,747,474 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Deutsche Bank AG	$54,767	$(54,767)	$—	$—	$—
Morgan Stanley	180,084	(180,084)	—	—	—
	$234,851	$(234,851)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Deutsche Bank AG	$561,945	$(54,767)	$—	$—	$507,178
Morgan Stanley	1,569,947	(180,084)	—	—	1,389,863
	$2,131,892	$(234,851)	$—	$—	$1,897,041

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2022 are disclosed in the Schedule of Investments. At October 31, 2022 the amount of restricted cash held at brokers related to forward foreign currency contracts was $260,000.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2022, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Athenahealth, Inc.	02/15/29	3.500%	$2,316,978
Confluent Health, LLC (Delayed Draw Term Loan)	11/30/28	4.000	622,972
Crown Finance U.S., Inc.	09/07/23	0.000	421,656
New Arclin U.S. Holding Corp.	10/02/28	1.000	326,638

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$18,525,806	$19,056,787	$19,056,787

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2022.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$18,525,806	$(18,525,806)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2022, total earnings received in connection with securities lending arrangements was $153,858, of which $119,253 was rebated to borrowers (brokers). The Fund retained $25,954 in income and SSB, as lending agent, was paid $8,651.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing

52

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

53

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2022, investment advisory and administration fees earned and waived by Credit Suisse were $18,958,511 and $2,808,502, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2024. Prior to April 22, 2019, these expense limitations were voluntary. For the year ended October 31, 2022 there was no recoupment.

54

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$5,802,184	$1,592,401	$1,570,467	$2,639,316
Class A	370,173	149,504	104,171	116,498
Class C	161,858	65,845	43,325	52,688
Totals	$6,334,215	$1,807,750	$1,717,963	$2,808,502

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2022, the Fund paid Rule 12b-1 distribution fees of $331,748 for Class A shares and $589,047 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2022, CSSU and its affiliates advised the Fund that they retained $9,158 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average

55

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 4. Line of Credit (continued)

unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2022 and during the year ended October 31, 2022, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2022, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$1,410,961,476	$1,586,701,244	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	263,057,167	$1,709,725,854	233,381,020	$1,540,312,453
Shares issued in reinvestment of distributions	17,491,279	111,471,824	10,023,454	66,090,692
Shares redeemed	(313,952,658)	(1,998,423,540)	(94,395,982)	(622,551,167)
Net increase (decrease)	(33,404,212)	$(177,225,862)	149,008,492	$983,851,978

56

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	6,354,293	$41,672,297	5,919,178	$39,117,850
Shares issued in reinvestment of distributions	725,588	4,651,832	639,553	4,234,283
Shares redeemed	(10,045,508)	(65,168,187)	(7,965,320)	(52,587,397)
Net decrease	(2,965,627)	$(18,844,058)	(1,406,589)	$(9,235,264)
	Class C
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	1,840,275	$12,127,409	1,655,530	$10,997,464
Shares issued in reinvestment of distributions	273,702	1,756,053	208,626	1,385,801
Shares redeemed	(2,658,789)	(17,197,889)	(2,118,451)	(14,037,539)
Net decrease	(544,812)	$(3,314,427)	(254,295)	$(1,654,274)

On October 31, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	6	54%
Class A	5	73%
Class C	6	76%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2022 and 2021, respectively, was as follows:

Ordinary Income
2022	2021
$142,761,077	$88,136,115

57

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 7. Income Tax Information and Distributions to Shareholders (continued)

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, premium amortization, defaulted bond accruals, and forward contracts marked to market.

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(141,123,871)
Undistributed ordinary income	415,742
Unrealized depreciation	(247,790,205)
$(388,498,334)

At October 31, 2022, the Fund had $26,872,976 of unlimited short-term capital loss carryforwards and $114,250,895 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2022, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$2,655,350,943
Unrealized appreciation	$12,306,684
Unrealized depreciation	(258,545,612)
Net unrealized appreciation (depreciation)	$(246,238,928)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds, prior period adjustments, and premium amortization adjustments, undistributed net investment income was debited $5,458,333 and accumulated net realized loss was credited $5,458,333. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

58

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

59

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Floating Rate High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Floating Rate High Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the three years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the years ended October 31, 2019 and 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

60

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 28, 2022

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

61

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	Director of the Lyric Opera of Chicago (performing arts) from December 2021 to present.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

62

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Chair of the finance committee at the foundation of Barnes Jewish Hospital (healthcare) from January 2021 to present; Director of First Bank (finance) from February 2022 to present; Director of The Oasis Institute (not-for-profit) from February 2022 to present; Director of the Consortium for Graduate Study in Management from November 2017 to present; Director of Koch Development Corporation (Real Estate Developement) from November 2017 to December 2020; Director of Supernova (Fin-tech) from June 2014 to September 2018; Director of the Guardian Angels of St. Louis (not-for-profit) from July 2015 to December 2021.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

63

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of abrdn Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of abrdn Funds (22 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

64

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Rachael Hoffman Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1984)	Chief Compliance Officer	Since

Ad Interim Chief Compliance Officer of the Asset Management division of Credit Suisse Group AG since November 2022; Director and Chief Compliance Officer Asset Management Americas of Credit Suisse since June 2022; Vice President, Compliance, Goldman Sachs from February 2021 to June 2022; Vice President, Compliance, New York Life Investments from October 2019 to January 2021; Vice President, Compliance, Goldman Sachs from June 2018 to September 2019; Senior Compliance Officer, Aberdeen Standard Investments, October 2012 to May 2018; Associated with Credit Suisse since June 2022; Officer of other Credit Suisse Funds.

Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

65

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

66

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1022

CREDIT SUISSE FUNDS

Annual Report

October 31, 2022

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2022 (unaudited)

October 31, 2022

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2022.

Performance Summary
11/1/21 – 10/31/22

Fund & Benchmark	Performance
Class I1	21.09%
Class A1,2	20.83%
Class C1,2	19.83%
Credit Suisse Managed Futures Liquid Index[3]	21.89%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: Shifting global economic prospects leading to a positive environment for trend-following strategies

The 12-month period ended October 31, 2022, was marked by elevated levels of inflation across global economies and the headwinds of sustained military conflict in Ukraine and less predictable growth in China. Investors reacted by reducing their exposure to traditional asset classes such as stocks and bonds, and upweighting short-term US Dollar investments. The Credit Suisse Managed Futures Liquid Index (the Fund's Benchmark) returned +21.89% for the period.

In the final months of 2021, sanguine investors assumed that the Omicron variant of COVID-19 would offer closure to the then two-year old global pandemic and focused their attention on the likely path of economic reopening. While inflation levels across developed markets trended higher, many investors associated escalating prices with the pandemic-related policy and believed that underlying inflationary pressures would quickly dissipate. Consequently, benchmark interest rates remained relatively anchored. Commodity markets continued to strengthen, as did the US Dollar. US and European markets posted gains as public health officials in the West increasingly accepted COVID-19 as endemic, but Asian markets weakened, owing to more circumspect policy, especially in China.

The new year witnessed Russia's invasion of Ukraine, which exacerbated the challenges of balancing supply and demand in key commodity markets, thereby intensifying inflationary pressures. With skyrocketing costs and strong

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

employment narrowing developed market central bankers' decision space, interest rates shot higher. The US Dollar's perceived safety combined with increasingly attractive front-end interest rates supported its strength against many currencies, while elevated commodity prices bolstered the Australian Dollar and the Canadian Dollar. Equity markets retraced as investors reacted to the combination of higher interest rates, uneven corporate earnings, more heterogenous economic data, and the Russian invasion of Ukraine.

In Q2 2022, many of these themes persisted, most notably an accelerating policy response to stubbornly high inflation prints driving key interest rates higher. As growth concerns mounted, commodity prices began to moderate and investors increasingly sought refuge in the US Dollar. Equity markets gyrated as indications that China was making headway battling COVID-19 counterbalanced dimming growth prospects elsewhere.

Investors surrendered hope of a near-term Federal Reserve policy pivot as Q3 2022 progressed and Federal Reserve Chairman Jerome Powell took the occasion of the Jackson Hole Policy Symposium to express deliberated resolve in taking steps to re-anchor inflation expectations. Markets discounted that US interest rates would remain higher for longer. Commodity prices respected trading ranges as growth concerns deepened even as producers signaled steadfast supply discipline. The US Dollar expanded gains against other developed market currencies, bolstering already sizeable year-to-date moves against the British Pound, the Euro, and the Japanese Yen, and equity markets whipsawed.

Toward the end of the period, popular dissatisfaction with the deteriorating economic climate resulted in leadership changes in several countries, such as Brazil, China, and the United Kingdom. Growth concerns drove longer-term interest rates lower as commodity markets remained directionless. Currencies reacted to the anticipated policy implications of election events, with several appreciating against the US Dollar. Buoyed by shifting positioning around Q3 2022 corporate earnings, softening guidance from central bankers, hints of a path toward military de-escalation in Ukraine, and indications of policy changes, particularly in China, global stock markets rebounded.

Strategic Review and Outlook: A confluence of trends

The Fund seeks to give investors industry representative and cost-efficient access to managed futures by aiming to capture the most significant trends across major asset classes — fixed income, currencies, commodities, and equities.

For the 12-month period ended October 31, 2022, the Fund generated strong positive performance — in line with the Fund's Benchmark.

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

The Fund's exposure to fixed income instruments contributed meaningfully to gains. For most of the period, the Fund's positioning was short biased as developed market interest rates trended higher. During the last two months of Q4 2021, COVID-19 developments drove markets gyrations which caused the Fund to incur widespread losses. As central bankers sought to realign monetary policy with a mosaic of increasingly entrenched inflation, most developed market interest rates began a rapid ascent which experienced only occasional setbacks. The Fund generated positive performance across most of its fixed income exposures and finished the period short across the board.

Commodity exposures also contributed to Fund performance during the period. Russia's Q1 2022 invasion of Ukraine intensified the upward pressure on commodity prices already reactive both to ongoing logistical bottlenecks and to the expectation of burgeoning demand from the reopening of major economies. These dynamics brought the Fund gains on long exposures during the first half of the period, particularly in Agriculture. Governments responded to higher commodity prices and eroding consumer sentiment by taking extraordinary measures to stem further commodity price increases. This coincided with a rapid tightening of monetary policy, resulting in the upward trends in commodities stalling during Q2 2022 and the Fund incurring moderate losses on its long positions. After a volatile summer, commodity prices remained rangebound during the final several months of the period and the Fund's light, mixed positioning generated modest gains. The Fund finished the period with net short exposure to the asset class.

Currencies contributed more to Fund performance than any other asset class. The Fund began the period with across the board short currency (long US Dollar) positioning. The Australian Dollar and the Canadian Dollar demonstrated sensitivity to fluctuating commodity prices, resulting in intermittent strength versus the US Dollar and making those currencies less profitable for the program to trade. Downward trends in the British Pound, the Euro, and the Japanese Yen exhibited more durability as the US Dollar's perceived safety and the high level of monetary policy tightening flexibility enjoyed by the Federal Reserve vis-à-vis other key central banks spurred sustained interest in the US Dollar. At the end of the period, the Fund held across the board short currency exposures.

The Fund's equity exposures detracted. During the closing months of 2021, the Fund's positioning in the asset class turned more bullish, resulting in gains across US and European exposures as those markets rallied into year-end on expectations of economic reopening. However, 2022 proved more challenging. On the one hand, the Fund generated healthy gains through its short exposure to the Hang Seng Index as China faced the headwinds of rising commodity input

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

costs, a heavier economic toll from its more conservative COVID-19 policy framework, and a slumping real estate sector. On the other hand, exposures elsewhere incurred losses as equity markets whipsawed in reaction to the interplay between economic data and monetary policy, developments concerning the Ukraine conflict, patchy corporate earnings, the impact of cryptocurrency losses on investor sentiment, and election events across major economies.

With many markets whipsawing in Q4 2022, the program's rules-based volatility cap triggered toward the end of the period and the program systematically lightened its exposure profile.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, correlation risk, credit risk, derivatives risk, equity exposure risk, fixed income risk, focus risk, foreign securities risk, futures contracts risk, illiquidity risk, interest rate risk, leveraging risk, non-diversified status, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as October 31, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 14.51%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was 18.83%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Average Annual Returns as of October 31, 20221

	1 Year	5 Years	10 Years
Class I	21.09%	5.35%	5.44%
Class A Without Sales Charge	20.83%	5.09%	5.18%
Class A With Maximum Sales Charge	14.51%	3.96%	4.62%
Class C Without CDSC	19.83%	4.29%	4.39%
Class C With CDSC	18.83%	4.29%	4.39%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

7

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

8

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,045.90	$1,044.90	$1,040.20
Expenses Paid per $1,000*	$6.70	$7.99	$11.83
Hypothetical 5% Fund Return
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,018.65	$1,017.39	$1,013.61
Expenses Paid per $1,000*	$6.61	$7.88	$11.67
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	70.40%
Short-Term Investment	29.60
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (57.3%)
$20,000	United States Treasury Bills(1)	(AA+, Aaa)	11/03/22	0.778	$19,997,624
20,000	United States Treasury Bills(1)	(AA+, Aaa)	12/01/22	0.851	19,943,111
9,300	United States Treasury Bills(1)	(AA+, Aaa)	12/29/22	1.762	9,242,789
8,800	United States Treasury Bills(1)	(AA+, Aaa)	01/26/23	2.254	8,716,226
20,000	United States Treasury Bills(1)	(AA+, Aaa)	02/23/23	1.490	19,739,542
13,100	United States Treasury Bills(1)	(AA+, Aaa)	03/23/23	2.502	12,883,248
16,200	United States Treasury Bills(1)	(AA+, Aaa)	04/20/23	2.221	15,866,728
18,800	United States Treasury Bills(1)	(AA+, Aaa)	05/18/23	2.671	18,370,244
20,000	United States Treasury Bills(1)	(AA+, Aaa)	06/15/23	2.902	19,474,236
20,000	United States Treasury Bills(1)	(AA+, Aaa)	07/13/23	3.050	19,404,158
86,500	United States Treasury Bills(1)	(AA+, Aaa)	08/10/23	3.372	83,618,577
19,000	United States Treasury Bills(1)	(AA+, Aaa)	09/07/23	3.770	18,299,540
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $267,244,973)					265,556,023
Shares
SHORT-TERM INVESTMENTS (24.1%)
111,442,351	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.00% (Cost $111,442,351)				111,442,351
TOTAL INVESTMENTS AT VALUE (81.4%) (Cost $378,687,324)					376,998,374
OTHER ASSETS IN EXCESS OF LIABILITIES (18.6%)					85,975,691
NET ASSETS (100.0%)					$462,974,065

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is cost yield as of October 31, 2022.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
Nikkei 225 Index Futures OSE	JPY	Dec 2022	23	$4,263,128	$(5,439)
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2022	(433)	(27,716,330)	$1,488,236
CAD Currency Futures	USD	Dec 2022	(824)	(60,485,720)	1,794,595
EUR Currency Futures	USD	Dec 2022	(305)	(37,833,344)	475,261
GBP Currency Futures	USD	Dec 2022	(514)	(36,898,775)	252,078
JPY Currency Futures	USD	Dec 2022	(454)	(38,397,050)	1,633,405
					$5,643,575

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2022	(100)	$(9,323,108)	$352,701
EURO Stoxx 50 Index Futures	EUR	Dec 2022	(62)	(2,217,028)	(21,048)
FTSE 100 Index Futures	GBP	Dec 2022	(438)	(35,842,488)	(559,500)
S&P 500 E Mini Index Futures	USD	Dec 2022	(89)	(17,279,350)	566,785
					$338,938
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2022	(147)	(147,133,515)	$(580,520)
10YR U.S. Treasury Note Futures	USD	Dec 2022	(533)	(58,946,469)	3,802,729
EURO Bund Futures	EUR	Dec 2022	(277)	(37,901,139)	2,003,303
Long Gilt Futures	GBP	Dec 2022	(276)	(32,454,102)	2,224,074
					$7,449,586
					$13,426,660

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$2,411,645	01/23/23	Goldman Sachs	Bloomberg Energy Index	0.09%		$—	$65,261
USD	15,761,061	01/23/23	Societe Generale	(0.03)%	Bloomberg Industrial Metals Index		—	352,900
USD	22,241,376	01/23/23	Societe Generale	(0.03)%	Bloomberg Precious Metals Index		—	157,563
							$—	$575,724

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$6,081,412	01/23/23	Societe Generale	(0.03)%	Bloomberg Agriculture Index		$—	$(41,080)
							$—	$(41,080)
							$—	$534,644

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2022

Assets
Investments at value (Cost $378,687,324) (Note 2)	$376,998,374
Cash	1,220,188
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	91,280,596
Unrealized appreciation on open swap contracts (Note 2)	575,724
Interest receivable	292,941
Receivable for Fund shares sold	283,064
Net receivable for open swap contracts	147,691
Other receivables	81,216
Prepaid expenses	29,781
Total assets	470,909,575
Liabilities
Investment advisory fee payable (Note 3)	387,693
Administrative services fee payable (Note 3)	27,117
Shareholder servicing/Distribution fee payable (Note 3)	6,640
Variation margin payable on futures contracts (Note 2)	4,683,517
Payable for Fund shares redeemed	2,463,703
Unrealized depreciation on open swap contracts (Note 2)	41,080
Trustees' fee payable	18,751
Accrued expenses	307,009
Total liabilities	7,935,510
Net Assets
Capital stock, $.001 par value (Note 6)	37,643
Paid-in capital (Note 6)	396,978,980
Total distributable earnings (loss)	65,957,442
Net assets	$462,974,065
I Shares
Net assets	$434,818,329
Shares outstanding	35,313,591
Net asset value, offering price and redemption price per share	$12.31
A Shares
Net assets	$27,406,195
Shares outstanding	2,263,277
Net asset value and redemption price per share	$12.11
Maximum offering price per share (net asset value/(1-5.25%))	$12.78
C Shares
Net assets	$749,541
Shares outstanding	65,779
Net asset value and offering price per share	$11.39

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2022

Investment Income
Interest	$3,401,816
Total investment income	3,401,816
Expenses
Investment advisory fees (Note 3)	4,535,762
Administrative services fees (Note 3)	68,822
Shareholder servicing/Distribution fees (Note 3)
Class A	51,541
Class C	7,883
Transfer agent fees	613,217
Trustees' fees	79,989
Registration fees	77,925
Printing fees	76,530
Audit and tax fees	62,972
Custodian fees	61,044
Insurance expense	18,562
Legal fees	17,313
Commitment fees (Note 4)	6,724
Recoupment of previously waived fees (Note 3)	42,880
Miscellaneous expense	7,962
Total expenses	5,729,126
Net investment loss	(2,327,310)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(77,506)
Net realized gain from futures contracts	67,145,517
Net realized gain from swap contracts	31,750,936
Net realized loss from foreign currency transactions	(10)
Net change in unrealized appreciation (depreciation) from investments	(1,672,392)
Net change in unrealized appreciation (depreciation) from futures contracts	(1,908,096)
Net change in unrealized appreciation (depreciation) from swap contracts	(7,833,820)
Net change in unrealized appreciation (depreciation) from foreign currency translations	22,589
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	87,427,218
Net increase in net assets resulting from operations	$85,099,908

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations
Net investment loss	$(2,327,310)	$(4,673,272)
Net realized gain from investments, futures contracts, swap contracts and foreign currency transactions	98,818,937	47,819,590
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(11,391,719)	17,259,958
Net increase in net assets resulting from operations	85,099,908	60,406,276
From Distributions
From distributable earnings
Class I	(30,898,287)	—
Class A	(1,197,838)	—
Class C	(59,319)	—
Net decrease in net assets resulting from distributions	(32,155,444)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	125,562,935	115,449,710
Reinvestment of distributions	30,992,733	—
Net asset value of shares redeemed	(145,320,694)	(72,812,475)
Net increase in net assets from capital share transactions	11,234,974	42,637,235
Net increase in net assets	64,179,438	103,043,511
Net Assets
Beginning of year	398,794,627	295,751,116
End of year	$462,974,065	$398,794,627

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$11.05	$9.26	$9.94	$9.79	$10.49
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.13)	(0.03)	0.04	(0.02)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	2.18	1.92	(0.48)	0.11	(0.68)
Total from investment operations	2.12	1.79	(0.51)	0.15	(0.70)
LESS DIVIDENDS
Dividends from net investment income	(0.86)	—	(0.17)	—	—
Total dividends	(0.86)	—	(0.17)	—	—
Net asset value, end of year	$12.31	$11.05	$9.26	$9.94	$9.79
Total return[2]	21.09%	19.33%	(5.22)%	1.53%	(6.67)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$434,818	$382,293	$282,365	$318,590	$227,703
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.52)%	(1.28)%	(0.34)%	0.42%	(0.15)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.02%	0.05%	0.02%	0.03%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$10.88	$9.14	$9.82	$9.69	$10.41
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.08)	(0.16)	(0.05)	0.01	(0.05)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	2.14	1.90	(0.49)	0.12	(0.67)
Total from investment operations	2.06	1.74	(0.54)	0.13	(0.72)
LESS DIVIDENDS
Dividends from net investment income	(0.83)	—	(0.14)	—	—
Total dividends	(0.83)	—	(0.14)	—	—
Net asset value, end of year	$12.11	$10.88	$9.14	$9.82	$9.69
Total return[2]	20.83%	19.04%	(5.53)%	1.34%	(6.92)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$27,406	$15,682	$12,506	$24,234	$50,474
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(0.68)%	(1.53)%	(0.51)%	0.14%	(0.50)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.02%	0.05%	0.02%	0.03%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$10.28	$8.70	$9.35[1]	$9.29	$10.06
INVESTMENT OPERATIONS
Net investment loss[2]	(0.16)	(0.22)	(0.14)	(0.06)	(0.12)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	2.02	1.80	(0.44)	0.12	(0.65)
Total from investment operations	1.86	1.58	(0.58)	0.06	(0.77)
LESS DIVIDENDS
Dividends from net investment income	(0.75)	—	(0.07)	—	—
Total dividends	(0.75)	—	(0.07)	—	—
Net asset value, end of year	$11.39	$10.28	$8.70	$9.35[1]	$9.29
Total return[3]	19.83%	18.16%	(6.24)%	0.65%	(7.65)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$750	$820	$880	$324	$1,658
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(1.52)%	(2.28)%	(1.56)%	(0.64)%	(1.22)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.02%	0.05%	0.02%	0.04%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2022

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2022, the Fund held $ 72,473,873 in the Subsidiary, representing 15.7% of the Fund's consolidated net assets. For the year ended October 31, 2022, the net realized gain on securities and other financial instruments held in the Subsidiary was $31,598,020.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 1. Organization (continued)

redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$265,556,023	$—	$265,556,023
Short-term Investments	111,442,351	—	—	111,442,351
	$111,442,351	$265,556,023	$—	$376,998,374
Other Financial Instruments*
Futures Contracts	$14,593,167	$—	$—	$14,593,167
Swap Contracts	—	575,724	—	575,724
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,166,507	$—	$—	$1,166,507
Swap Contracts	—	41,080	—	41,080

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to new Rule 18f-4 under the Investment Company Act of 1940 in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limit on its leverage risk. The Fund adopted amendments to authoritative guidance on

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2022 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2022.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$5,643,575	$—	$48,387,455	$(465,987)
Index Contracts
Futures contracts(2)	919,486	585,987	(10,460,036)	(2,463,185)
Swap contracts	575,724	41,080	31,750,936	(7,833,820)
Interest rate
Futures contracts(2)	8,030,106	580,520	29,218,098	1,021,076
Total	$15,168,891	$1,207,587	$98,896,453	$(9,741,916)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2022 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2022, the Fund held average monthly notional values of $114,942,711, $924,088,449 and $134,313,358 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination.

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$65,261	$—	$—	$—	$65,261
Societe Generale	510,463	(41,080)	—	—	469,383
	$575,724	$(41,080)	$—	$—	$534,644

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, October 31, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Societe Generale	$41,080	$(41,080)	$—	$—	$—
	$41,080	$(41,080)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2022, the amount of restricted cash held at brokers related to open futures contracts was $ 88,500,596.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2022, the amount of restricted cash held at brokers related to open swap contracts was $ 2,780,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2022 and during the year ended October 31, 2022, there were no securities out on loan.

J) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2022, investment advisory and administration fees earned by Credit Suisse were $4,535,762. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the year ended October 31, 2022, Credit Suisse recouped $ 67,128 ($63,945 in Class I , $ 3,068 in Class A, and $115 in Class C) of previously waived fees and expense reimbursements. For the year ended October 31, 2022, the fees waived/expenses reimbursed by Credit Suisse were $24,248. The net recoupment of previously waived fees was $42,880.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$171,989	$82,247	$66,980	$22,762
Class A	9,904	5,716	2,749	1,439
Class C	303	89	167	47
Totals	$182,196	$88,052	$69,896	$24,248

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 3. Transactions with Affiliates and Related Parties (continued)

0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2022, the Fund paid Rule 12b-1 distribution fees of $51,541 for Class A shares and $7,883 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2022, CSSU and its affiliates advised the Fund that they retained $377 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2022 and during the year ended October 31, 2022, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	9,603,893	$105,688,915	10,628,646	$109,149,311
Shares issued in reinvestment of distributions	3,008,390	29,783,058	—	—
Shares redeemed	(11,898,154)	(133,229,624)	(6,519,723)	(67,300,320)
Net increase	714,129	$2,242,349	4,108,923	$41,848,991
	Class A
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	1,695,765	$19,382,820	594,107	$6,290,399
Shares issued in reinvestment of distributions	118,022	1,150,720	—	—
Shares redeemed	(992,002)	(11,385,014)	(520,822)	(5,300,627)
Net increase	821,785	$9,148,526	73,285	$989,772
	Class C
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	43,463	$491,200	1,013	$10,000
Shares issued in reinvestment of distributions	6,380	58,955	—	—
Shares redeemed	(63,832)	(706,056)	(22,402)	(211,528)
Net decrease	(13,989)	$(155,901)	(21,389)	$(201,528)

On October 31, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	87%
Class A	1	74%
Class C	1	91%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given

31

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 6. Capital Share Transactions (continued)

time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2022 and 2021, respectively, was as follows:

Ordinary Income
2022	2021
$32,155,444	$0

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market, Subsidiary adjustments, organization costs, and wash sales. At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain	$32,236,524
Undistributed ordinary income	35,742,732
Unrealized depreciation	(2,004,041)
$65,975,215

For the year ended October 31, 2022, capital loss carry over used in current year was $7,046,979.

At October 31, 2022, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$392,963,719
Unrealized appreciation	$3,282,725
Unrealized depreciation	(5,286,766)
Net unrealized appreciation (depreciation)	$(2,004,041)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), closed futures gain (loss), equalization, and Subsidiary cumulative income (loss), paid-in capital was credited $12,349,573 and distributable earnings (loss) was charged $12,349,573. Net assets were not affected by this reclassification.

32

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Managed Futures Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related consolidated statement of operations for the year ended October 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the consolidated financial highlights for each of the three years in the period ended October 31, 2022 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the three years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for the years ended October 31, 2019 and 2018 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and

34

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 28, 2022

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

35

Credit Suisse Managed Futures Strategy Fund
Tax Information (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code:

The Fund hereby designates $12,430,761 as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares) for the year ended October 31, 2022.

36

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	Director of the Lyric Opera of Chicago (performing arts) from December 2021 to present.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

37

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Chair of the finance committee at the foundation of Barnes Jewish Hospital (healthcare) from January 2021 to present; Director of First Bank (finance) from February 2022 to present; Director of The Oasis Institute (not-for-profit) from February 2022 to present; Director of the Consortium for Graduate Study in Management from November 2017 to present; Director of Koch Development Corporation (Real Estate Developement) from November 2017 to December 2020; Director of Supernova (Fin-tech) from June 2014 to September 2018; Director of the Guardian Angels of St. Louis (not-forprofit) from July 2015 to December 2021.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

38

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of abrdn Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of abrdn Funds (22 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

39

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Rachael Hoffman Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1984)	Chief Compliance Officer	Since 2022

Ad Interim Chief Compliance Officer of the Asset Management division of Credit Suisse Group AG since November 2022; Director and Chief Compliance Officer Asset Management Americas of Credit Suisse since June 2022; Vice President, Compliance, Goldman Sachs from February 2021 to June 2022; Vice President, Compliance, New York Life Investments from October 2019 to January 2021; Vice President, Compliance, Goldman Sachs from June 2018 to September 2019; Senior Compliance Officer, Aberdeen Standard Investments, October 2012 to May 2018; Associated with Credit Suisse since June 2022; Officer of other Credit Suisse Funds.

Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

40

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

41

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1022

CREDIT SUISSE FUNDS

Annual Report

October 31, 2022

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2022 (unaudited)

October 31, 2022

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2022.

Performance Summary
11/1/21 – 10/31/22

Fund & Benchmark	Performance
Class I1	6.03%
Class A1,2	5.83%
ICE BofA US 3-Month Treasury Bill Index[3]	0.78%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A challenging environment for traditional assets

The 12-month period ended October 31, 2022, was marked by elevated levels of inflation across global economies and the headwinds of sustained military conflict in Ukraine and less predictable growth in China. Investors reacted by reducing their exposure to traditional asset classes such as stocks and bonds, and upweighting short-term US Dollar investments. The ICE BofA US 3-Month Treasury Bill Index (the Fund's Benchmark) returned +0.78% for the period.

In the final months of 2021, sanguine investors assumed that the Omicron variant of COVID-19 would offer closure to the then two-year old global pandemic and focused their attention on the likely path of economic reopening. While inflation levels across developed markets trended higher, many investors associated escalating prices with the pandemic-related policy and believed that underlying inflationary pressures would quickly dissipate. Consequently, benchmark interest rates remained relatively anchored. Commodity markets continued to strengthen, as did the US Dollar. US and European markets posted gains as public health officials in the West increasingly accepted COVID-19 as endemic, but Asian markets weakened, owing to more circumspect policy, especially in China.

The new year witnessed Russia's invasion of Ukraine, which exacerbated the challenges of balancing supply and demand in key commodity markets, thereby intensifying inflationary pressures. With skyrocketing costs and strong employment narrowing developed market central bankers' decision space, interest rates shot higher. The US Dollar's perceived safety combined with increasingly attractive front-end interest rates supported its strength against

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

many currencies, while elevated commodity prices bolstered the Australian Dollar and the Canadian Dollar. Equity markets retraced as investors reacted to the combination of higher interest rates, uneven corporate earnings, more heterogenous economic data, and the Russian invasion of Ukraine.

In Q2 2022, many of these themes persisted, most notably an accelerating policy response to stubbornly high inflation prints driving key interest rates higher. As growth concerns mounted, commodity prices began to moderate and investors increasingly sought refuge in the US Dollar. Equity markets gyrated as indications that China was making headway battling COVID-19 counterbalanced dimming growth prospects elsewhere.

Investors surrendered hope of a near-term Federal Reserve policy pivot as Q3 2022 progressed and Federal Reserve Chairman Jerome Powell took the occasion of the Jackson Hole Policy Symposium to express deliberated resolve in taking steps to re-anchor inflation expectations. Markets discounted that US interest rates would remain higher for longer. Commodity prices respected trading ranges as growth concerns deepened even as producers signaled steadfast supply discipline. The US Dollar expanded gains against other developed market currencies, bolstering already sizeable year-to-date moves against the British Pound, the Euro, and the Japanese Yen, and equity markets whipsawed.

Toward the end of the period, popular dissatisfaction with the deteriorating economic climate resulted in leadership changes in several countries, such as Brazil, China, and the United Kingdom. Growth concerns drove longer-term interest rates lower as commodity markets remained directionless. Currencies reacted to the anticipated policy implications of election events, with several appreciating against the US Dollar. Buoyed by shifting positioning around Q3 2022 corporate earnings, softening guidance from central bankers, hints of a path toward military de-escalation in Ukraine, and indications of policy changes, particularly in China, global stock markets rebounded.

Strategic Review and Outlook: Asset and style rotations

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are Fundamental (Carry and Valuation) and Tactical (Flow, Intermediation, and Positioning) in nature. The program trades all major asset groups on a global basis, including corporate, real asset, and sovereign.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

For the 12-month period ended October 31, 2022, the Fund outperformed not only the Fund Benchmark, but also the typical balanced fund returns (-19.63% for the 50/50 stock/bond benchmark, defined as 50% MSCI World TR Index and 50% Bloomberg Global Bond Aggregate Index).

The Fund's models saw the market shifting from a primarily Expansionary regime at the beginning of the period toward a more Transitory one around year-end. In Q2 2022, the Fund's models identified the market settling into a predominantly Contractionary environment where it generally stayed for the remainder of the period. The Fund sought to evolve its strategy exposures accordingly, emphasizing breadth and balance in seeking returns with a low correlation to traditional portfolios.

Carry produced strong positive attribution during the period with strategies seeking to monetize volatility dynamics supporting gains, as the VIX remained elevated but rangebound. Meanwhile, lofty yet reasonably stable energy prices offered a favorable backdrop for certain commodity-linked strategies. Carry in Equity Volatility and Roll-Down in Fixed Income were the largest contributors to category performance.

Valuation delivered modest positive attribution. The period featured spiraling inflation and mounting growth concerns which resulted both in episodes of indiscriminate investor repositioning and in a focus on changing fundamentals. While the former proved challenging to certain Valuation strategies, the latter catalyzed sector and style rotations favorable to the category. Value in Commodities and Low Volatility in European Equities (Cross-Sectional) were the largest category contributors.

The Fund saw healthy positive attribution from Flow strategies. Central bankers spent much of the period attempting to re-establish their credibility as incoming inflation data in many developed market economies hit multidecade highs. Investors reacted to skyrocketing living costs and increasingly hawkish monetary policy by repositioning portfolios and reducing risk, supporting a range of Flow strategies predicated on lead-lag effects in asset pricing. Cyclicality in Front-End Rates and Multi-Asset Trend (Time Series) led gains.

Intermediation detracted from Fund performance. With investors meaningfully revising their growth and inflation expectations, the prices of many assets swung dramatically during the period, and strategies seeking to profit from temporal gaps in supply and demand proved vulnerable. Investor repositioning frequently overshadowed typical rebalancing activity in equity markets, and Seasonality in US Equities detracted most from category performance.

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Positioning strategies generated the strongest contribution to Fund performance during the period. With developments surrounding the Ukraine conflict exacerbating volatility in already thinly balanced commodity markets, price reversals occurred frequently, supporting certain commodity strategies. At the same time, ballooning interest rates drove interest rate volatility higher to the benefit of strategies seeking to exploit investor segmentation in the fixed income markets. Speculative Crowding in Commodities and Positioning in Rates Volatility led gains within the category.

We believe that many of the core issues burdening investors during the period remain unsatisfactorily resolved. The global political climate continues to deteriorate as historical spheres of influence are contested, inflation persists across major economies, and the consequences of meaningfully higher nominal borrowing costs are not yet wholly comprehensible. We believe these conditions underscore the value of managing uncertainty through portfolio diversification. In our view, our Multialternative Strategy is well positioned in this regard.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, convertible securities risk, correlation risk, counterparty risk, credit risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, hedged exposure risk, interest rate risk, leveraging risk, manager/model risk, market risk, non-diversified status, options risk, portfolio turnover risk, risks of investing in other funds, short position risk, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares, Class A shares2, and the ICE BofA US 3-Month Treasury Bill Index3 For Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 0.31%.

3   The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Average Annual Returns as of October 31, 20221

	1 Year	5 Years	10 Years
Class I	6.03%	4.15%	3.57%
Class A Without Sales Charge	5.83%	3.87%	3.32%
Class A With Maximum Sales Charge	0.31%	2.76%	2.77%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.43% for Class I shares and 1.68% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

8

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2022

Actual Fund Return	Class I	Class A
Beginning Account Value 05/01/22	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,056.70	$1,055.20
Expenses Paid per $1,000*	$4.41	$5.70
Hypothetical 5% Fund Return
Beginning Account Value 05/01/22	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,020.92	$1,019.66
Expenses Paid per $1,000*	$4.33	$5.60
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

9

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Investment Type Breakdown**

Common Stocks	8.33%
Exchange-Traded Funds	6.88
United States Treasury Obligations	63.06
Short-Term Investments	21.73
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2022

	Shares	Value
COMMON STOCKS (6.7%)
CANADA (0.4%)
Metals/Mining (0.4%)
Turquoise Hill Resources Ltd.(1)	33,397	$939,195
ITALY (0.3%)
Transportation Infrastructure/Services (0.3%)
Atlantia SpA	41,311	921,640
SWEDEN (0.3%)
Tobacco (0.3%)
Swedish Match AB	71,252	732,205
SWITZERLAND (0.0%)
Electrical Equipment (0.0%)
Accelleron Industries AG	1	13
UNITED KINGDOM (1.0%)
Biotechnology (0.4%)
Myovant Sciences Ltd.(1)	38,453	1,028,233
Commercial Services & Supplies (0.3%)
HomeServe PLC	67,230	918,666
Healthcare Technology (0.1%)
EMIS Group PLC	8,667	185,405
Software (0.2%)
Micro Focus International PLC	101,019	604,728
		2,737,032
UNITED STATES (4.7%)
Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.(1)	10,212	1,032,842
Auto Components (0.1%)
Tenneco, Inc., Class A(1)	10,399	204,860
Banks (0.2%)
First Horizon Corp.	25,446	623,681
Capital Markets (0.1%)
Cowen, Inc., Class A	5,289	204,261
Electronic Equipment, Instruments & Components (0.2%)
Rogers Corp.(1)	2,638	620,801
Entertainment (0.1%)
Activision Blizzard, Inc.	4,399	320,247
Food - Wholesale (0.0%)
ESC Fresh Market, Inc.(2),(6)	3,984	—
Gas Utilities (0.2%)
South Jersey Industries, Inc.	17,017	589,979

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Healthcare Equipment & Supplies (0.2%)
Meridian Bioscience, Inc.(1)	18,042	$576,803
Healthcare Providers & Services (0.9%)
1Life Healthcare, Inc.(1)	25,190	430,749
LHC Group, Inc.(1)	5,945	993,410
Signify Health, Inc., Class A(1)	35,157	1,027,639
		2,451,798
Household Durables (0.2%)
iRobot Corp.(1)	10,277	580,651
Internet & Catalog Retail (0.2%)
Poshmark, Inc., Class A(1)	34,169	610,258
IT Services (0.8%)
Evo Payments, Inc., Class A(1)	29,901	1,007,364
MoneyGram International, Inc.(1)	18,620	197,186
Switch, Inc., Class A	28,996	987,314
		2,191,864
Media (0.3%)
TEGNA, Inc.	31,478	657,261
Pharmaceuticals (0.1%)
Aerie Pharmaceuticals, Inc.(1)	13,493	205,363
Real Estate (0.4%)
STORE Capital Corp.	31,812	1,011,622
Software (0.3%)
BTRS Holdings, Inc., Class 1(1)	21,757	205,386
ForgeRock, Inc., Class A(1)	27,080	610,925
		816,311
		12,698,602
TOTAL COMMON STOCKS (Cost $18,070,387)		18,028,687
EXCHANGE-TRADED FUNDS (5.5%)
UNITED STATES (5.5%)
Energy - Integrated (5.5%)
Alerian MLP ETF(3)	355,610	14,903,615
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,070,999)		14,903,615
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (50.5%)
$6,400	United States Treasury Bills(4)	(AA+, Aaa)	11/03/22	2.091	6,399,240
22,000	United States Treasury Bills(4)	(AA+, Aaa)	12/01/22	2.757	21,942,901
6,400	United States Treasury Bills(4)	(AA+, Aaa)	12/29/22	2.513	6,360,629

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (continued)
$6,400	United States Treasury Bills(4)	(AA+, Aaa)	01/26/23	2.456	$6,339,074
6,400	United States Treasury Bills(4)	(AA+, Aaa)	02/23/23	2.497	6,316,653
22,000	United States Treasury Bills(4)	(AA+, Aaa)	03/23/23	3.285	21,635,989
6,400	United States Treasury Bills(4)	(AA+, Aaa)	04/20/23	2.579	6,268,337
6,400	United States Treasury Bills(3),(4)	(AA+, Aaa)	05/18/23	2.581	6,253,700
22,000	United States Treasury Bills(3),(4)	(AA+, Aaa)	06/15/23	3.462	21,421,660
6,400	United States Treasury Bills(4)	(AA+, Aaa)	07/13/23	3.107	6,209,331
22,000	United States Treasury Bills(4)	(AA+, Aaa)	08/10/23	3.730	21,267,152
6,400	United States Treasury Bills(4)	(AA+, Aaa)	09/07/23	3.770	6,164,055
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $137,111,715)					136,578,721

	Shares
SHORT-TERM INVESTMENTS (30.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.00%	47,066,020	47,066,020
State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(5)	35,687,250	35,687,250
TOTAL SHORT-TERM INVESTMENTS (Cost $82,753,270)		82,753,270
TOTAL INVESTMENTS AT VALUE (93.3%) (Cost $251,006,371)		252,264,293
OTHER ASSETS IN EXCESS OF LIABILITIES (6.7%)		18,190,261
NET ASSETS (100.0%)		$270,454,554

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security is valued using significant unobservable inputs.

(3)  Security or portion thereof is out on loan (See Note 2-M).

(4)  Securities are zero coupon. Rate presented is cost yield as of October 31, 2022.

(5)  Represents security purchased with cash collateral received for securities on loan.

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
GBP	1,492,546	USD	1,694,576	12/19/22	JPMorgan Chase	$1,694,576	$1,721,202	$26,626
USD	1,958,110	CAD	2,584,055	12/19/22	Goldman Sachs	(1,958,110)	(1,895,407)	62,703
USD	1,728,039	CHF	1,645,169	12/19/22	Goldman Sachs	(1,728,039)	(1,653,319)	74,720
USD	190,335	DKK	1,405,605	12/19/22	Morgan Stanley	(190,335)	(187,354)	2,981
USD	3,202,232	EUR	3,180,114	12/19/22	BNP Paribas	(3,202,232)	(3,155,269)	46,963
USD	430,074	SEK	4,585,426	12/19/22	Societe Generale	(430,074)	(416,581)	13,493
Total Unrealized Appreciation								$227,486

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
CAD	2,535,220	USD	1,862,809	12/19/22	Goldman Sachs	$1,862,809	$1,859,587	$(3,222)
CHF	1,631,605	USD	1,671,184	12/19/22	JPMorgan Chase	1,671,184	1,639,686	(31,498)
DKK	1,345,574	USD	179,852	12/19/22	JPMorgan Chase	179,852	179,353	(499)
EUR	3,144,297	USD	3,124,928	12/19/22	JPMorgan Chase	3,124,928	3,119,732	(5,196)
SEK	4,533,744	USD	415,566	12/19/22	JPMorgan Chase	415,566	411,885	(3,681)
USD	1,733,127	GBP	1,505,561	12/19/22	Morgan Stanley	(1,733,127)	(1,736,211)	(3,084)
Total Unrealized Depreciation								$(47,180)
Total Net Unrealized Appreciation/(Depreciation)								$180,306

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2023	39	$2,545,481	$(8,366)
Corn Futures	USD	Mar 2023	226	7,873,275	69,363
Cotton No. 2 Futures	USD	Mar 2023	32	1,146,240	(48,538)
Wheat Futures	USD	Mar 2023	150	6,744,405	271,028
					$283,487
Energy
Brent Crude Oil Futures	USD	Mar 2023	104	9,304,880	$(109,752)
Industrial Metals
LME Nickel Futures	USD	Nov 2022	38	4,951,476	$(111,963)
LME Nickel Futures	USD	Jan 2023	20	2,615,460	(11,954)
LME Primary Aluminum Futures	USD	Nov 2022	99	5,494,500	(337,716)
LME Primary Aluminum Futures	USD	Jan 2023	52	2,888,600	89,291
LME Zinc Futures	USD	Nov 2022	59	4,020,113	(435,633)
LME Zinc Futures	USD	Jan 2023	31	2,094,825	(149,158)
					$(957,133)
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Dec 2022	261	19,774,162	$330,702
Long Gilt Futures	GBP	Dec 2022	231	27,162,672	1,371,627
					$1,702,329
Livestock
Lean Hogs Futures	USD	Feb 2023	63	2,228,940	$(27,209)
Live Cattle Futures	USD	Feb 2023	78	4,861,740	(24,762)
					$(51,971)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Precious Metals
Copper Futures	USD	Mar 2023	61	$5,120,188	$(163,643)
Gold 100 oz. Futures	USD	Feb 2023	102	16,879,980	(175,794)
Silver Futures	USD	Mar 2023	52	5,016,960	(59,790)
					$(399,227)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2022	(39)	(2,598,863)	$(8,534)
Corn Futures	USD	Dec 2022	(226)	(7,813,950)	(74,450)
Cotton No. 2 Futures	USD	Dec 2022	(32)	(1,152,000)	47,617
Wheat Futures	USD	Dec 2022	(150)	(6,616,875)	(285,555)
					$(320,922)
Energy
Brent Crude Oil Futures	USD	Jan 2023	(104)	(9,652,240)	$106,918
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2022	(5)	(320,050)	$17,478
CAD Currency Futures	USD	Dec 2022	(9)	(660,645)	15,815
EUR Currency Futures	USD	Dec 2022	(3)	(372,131)	2,484
GBP Currency Futures	USD	Dec 2022	(6)	(430,725)	2,934
JPY Currency Futures	USD	Dec 2022	(5)	(422,875)	18,239
					$56,950
Index Contracts
Hang Seng Index Futures	HKD	Nov 2022	(1)	(93,231)	$3,527
EURO Stoxx 50 Index Futures	EUR	Dec 2022	(1)	(35,758)	(378)
S&P 500 E Mini Index Futures	USD	Dec 2022	(120)	(23,298,000)	(1,043,425)
FTSE 100 Index Futures	GBP	Dec 2022	(5)	(409,161)	(6,949)
					$(1,047,225)
Industrial Metals
LME Nickel Futures		Jan 2023	(20)	(2,615,460)	$59,548
LME Nickel Futures	USD	Nov 2022	(38)	(4,951,476)	79,251
LME Primary Aluminum Futures	USD		(99)	(5,494,500)	189,166
LME Primary Aluminum Futures	USD	Jan 2023	(52)	(2,888,600)	88,935
LME Zinc Futures	USD	Nov 2022	(59)	(4,020,113)	730,610
LME Zinc Futures	USD	Jan 2023	(31)	(2,094,825)	167,517
					$1,315,027

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Dec 2022	(304)	$(27,419,171)	$(348,982)
10YR JGB Mini Futures	JPY	Dec 2022	(48)	(4,799,838)	(9,202)
10YR U.S. Treasury Note Futures	USD	Dec 2022	(21)	(2,322,469)	186
EURO Bund Futures	EUR	Dec 2022	(110)	(15,050,994)	(220,893)
					$(578,891)
Livestock
Lean Hogs Futures	USD	Dec 2022	(63)	(2,140,110)	$43,537
Live Cattle Futures	USD	Dec 2022	(78)	(4,757,220)	22,683
					$66,220
Precious Metals
Copper Futures	USD	Dec 2022	(61)	(5,146,875)	$164,319
Gold 100 oz. Futures	USD	Dec 2022	(102)	(16,735,140)	174,506
Silver Futures	USD	Dec 2022	(52)	(4,970,940)	58,510
					$397,335
					$463,145

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$32,130,927	01/23/23	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(b)	0.00%	At Maturity	$—	$624,555
USD	31,650,000	01/23/23	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	30,228
USD	23,474,839	01/23/23	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.08%	At Maturity	—	97,523
USD	4,184,906	01/23/23	Citigroup	Citi Equity US Tech Congestion Index Series 1(f)	0.00%	At Maturity	—	8,278

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$21,602,118	01/23/23	Citigroup	CITI Custom Equity Basket	3.53%	Monthly	$—	$1,381,100
CAD	15,936	12/20/22	Goldman Sachs	Shaw(b) Communications, Inc.	4.26%	Monthly	—	475
USD	39,347	01/06/23	Goldman Sachs	Flagstar Bancorp, Inc.	3.52%	Monthly	—	3,571
CAD	11,195	01/06/23	Goldman Sachs	Shaw Communications, Inc.	4.26%	Monthly	—	334
USD	23,325,889	01/23/23	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	4,754
USD	3,049,510	01/23/23	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	54,447
USD	114,974	02/09/23	Goldman Sachs	Spirit Airlines, Inc.	3.52%	Monthly	—	14,408
USD	124,592	02/10/23	Goldman Sachs	Spirit Airlines, Inc.	3.52%	Monthly	—	15,614
CAD	29,341	02/10/23	Goldman Sachs	Shaw Communications, Inc.	4.26%	Monthly	—	875
USD	26,842	02/24/23	Goldman Sachs	Spirit Airlines, Inc.	3.52%	Monthly	—	3,364
CAD	8,216	02/24/23	Goldman Sachs	Shaw Communications, Inc.	4.26%	Monthly	—	245
USD	64,042	04/28/23	Goldman Sachs	Flagstar Bancorp, Inc.	3.52%	Monthly	—	5,812
USD	64,042	05/01/23	Goldman Sachs	Flagstar Bancorp, Inc.	3.52%	Monthly	—	5,812
USD	783,350	07/13/23	Goldman Sachs	Umpqua Holdings Corp.	3.52%	Monthly	—	87,136
USD	62,311	07/14/23	Goldman Sachs	Umpqua Holdings Corp.	3.52%	Monthly	—	6,931
USD	1,745,820	07/26/23	Goldman Sachs	(3.52)%	Vanguard FTSE Emerging Market	Monthly	—	123,983
USD	54,035	08/04/23	Goldman Sachs	(2.77)%	Vanguard FTSE Emerging Market	Monthly	—	3,837
USD	7,415	10/25/23	Goldman Sachs	Achillion Pharmaceuticals CVR	4.27%	Monthly	—	0
See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$3,900,000	01/23/23	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	3.58%	At Maturity	$—	$87,923
USD	108,108	03/10/23	JPMorgan Chase	Flagstar Bancorp, Inc.	3.48%	Monthly	—	9,811
USD	28,171	03/24/23	JPMorgan Chase	Flagstar Bancorp, Inc.	3.52%	Monthly	—	2,557
EUR	12,607	08/14/23	JPMorgan Chase	Intertrust NV	1.01%	Monthly	—	259
EUR	402,241	08/15/23	JPMorgan Chase	Intertrust NV	1.01%	Monthly	—	8,249
EUR	108,859	08/18/23	JPMorgan Chase	Intertrust NV	1.01%	Monthly	—	2,232
USD	14,807,607	01/23/23	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	182,490
USD	4,154,738	01/23/23	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	141
USD	169,308	01/23/23	Societe Generale	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	3,791
USD	238,874	01/23/23	Societe Generale	(0.03)%	Bloomberg Precious Metals Index	At Maturity	—	1,692
USD	25,364,384	01/23/23	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	156,747
							$—	$2,929,174

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$32,859,860	01/23/23	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	$—	$(157,445)
USD	15,284,754	01/23/23	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	(12,979)

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$14,401,467	01/23/23	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	$—	$(95,030)
USD	6,616,107	01/23/23	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	(25,406)
USD	40,113	01/06/23	Goldman Sachs	(2.77)%	New York Community Bancorp.	Monthly	—	(1,336)
USD	24,051	01/06/23	Goldman Sachs	Rogers Corp.	3.52%	Monthly	—	(518)
USD	16,573,474	01/23/23	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(674,961)
USD	19,035,849	01/23/23	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(b)	0.00%	At Maturity	—	(315,687)
USD	29,248	01/23/23	Goldman Sachs	Bloomberg Energy Index	0.09%	At Maturity	—	(311)
USD	32,900,845	01/23/23	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(271,795)
USD	3,321,187	01/23/23	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(b)	0.40%	At Maturity	—	(27,212)
USD	34,580,039	01/23/23	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	(44,159)
USD	258,073	03/02/23	Goldman Sachs	Tegna, Inc.	3.52%	Monthly	—	(2,084)
USD	65,304	04/28/23	Goldman Sachs	(2.77)%	New York Community Bancorp.	Monthly	—	(2,174)
USD	65,304	05/01/23	Goldman Sachs	(2.77)%	New York Community Bancorp.	Monthly	—	(2,174)
USD	854,465	07/13/23	Goldman Sachs	(2.77)%	Columbia Banking System, Inc.	Monthly	—	(88,150)
USD	468,546	07/26/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	3.52%	Monthly	—	(33,016)

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$1,318,854	07/27/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	3.52%	Monthly	$—	$(92,932)
USD	40,887	12/12/22	JPMorgan Chase	Rogers Corp.	3.48%	Monthly	—	(881)
USD	200,000	01/23/23	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	3.48%	At Maturity	—	(2,281)
USD	13,263,268	01/23/23	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(298,763)
USD	32,358,724	01/23/23	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	(190,588)
USD	31,549,101	01/23/23	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(64,276)
USD	32,552,980	01/23/23	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(27,310)
USD	143,825	03/10/23	JPMorgan Chase	Rogers Corp.	3.48%	Monthly	—	(3,098)
USD	110,228	03/10/23	JPMorgan Chase	(2.68)%	New York Community Bancorp.	Monthly	—	(3,670)
USD	28,724	03/24/23	JPMorgan Chase	(2.72)%	New York Community Bancorp.	Monthly	—	(956)
USD	40,165	03/24/23	JPMorgan Chase	Rogers Corp.	3.52%	Monthly	—	(865)
USD	3,889,948	01/23/23	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(b)	0.00%	At Maturity	—	(13,069)
USD	32,969,562	01/23/23	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(116,420)
USD	9,867,342	01/23/23	Morgan Stanley	GC Intraday Momentum Index(e)	0.15%	At Maturity	—	(1,987)
USD	65,911	01/23/23	Societe Generale	(0.03)%	Bloomberg Agriculture Index	At Maturity	—	(445)

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2022

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$7,776,744	01/23/23	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	$—	$(20,213)
USD	12,261,672	01/23/23	Societe Generale	SGI VRR US Index — Vol Roll on Rates (USD — Excess Return)(b)	0.20%	At Maturity	—	(209,238)
							$—	$(2,801,429)
							$—	$127,745

(a)  The index constituents are available on the counterparty's website.

(b)  The index constituents are available on the Fund's website.

(c)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e)  The index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

(f)  The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2022

Assets
Investments at value, including collateral for securities on loan of $35,687,250 (Cost $251,006,371) (Note 2)	$252,264,293[1]
Cash	1,527
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	53,563,526
Unrealized appreciation on open swap contracts (Note 2)	2,929,174
Receivable for Fund shares sold	998,030
Unrealized appreciation on forward foreign currency contracts (Note 2)	227,486
Dividend and interest receivable	128,822
Receivable for investments sold	139
Other receivables	87,792
Prepaid expenses and other assets	39,743
Total assets	310,240,532
Liabilities
Investment advisory fee payable (Note 3)	168,850
Administrative services fee payable (Note 3)	19,199
Shareholder servicing/Distribution fee payable (Note 3)	1,708
Payable upon return of securities loaned (Note 2)	35,687,250
Unrealized depreciation on open swap contracts (Note 2)	2,801,429
Due to custodian for foreign currency at value (cost $411,549)	420,552
Net payable for open swap contracts	290,014
Variation margin payable on futures contracts (Note 2)	186,951
Unrealized depreciation on forward foreign currency contracts (Note 2)	47,180
Trustees' fee payable	18,751
Payable for Fund shares redeemed	7,082
Accrued expenses	137,012
Total liabilities	39,785,978
Net Assets
Capital stock, $.001 par value (Note 6)	29,040
Paid-in capital (Note 6)	267,657,698
Total distributable earnings (loss)	2,767,816
Net assets	$270,454,554
I Shares
Net assets	$262,187,423
Shares outstanding	28,138,072
Net asset value, offering price and redemption price per share	$9.32
A Shares
Net assets	$8,267,131
Shares outstanding	902,134
Net asset value and redemption price per share	$9.16
Maximum offering price per share (net asset value/(1-5.25%))	$9.67

1  Includes $35,032,977 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2022

Investment Income
Interest	$1,223,179
Dividends (net of foreign taxes withheld of $3,732)	620,266
Securities lending (net of rebates)	101,488
Total investment income	1,944,933
Expenses
Investment advisory fees (Note 3)	1,033,788
Administrative services fees (Note 3)	41,342
Shareholder servicing/Distribution fees (Note 3)
Class A	15,777
Custodian fees	91,942
Trustees' fees	80,350
Audit and tax fees	58,242
Registration fees	47,117
Transfer agent fees	44,724
Printing fees	17,410
Commitment fees (Note 4)	6,381
Insurance expense	1,211
Miscellaneous expense	1,620
Total expenses	1,439,904
Less: fees waived and expenses reimbursed (Note 3)	(579,204)
Net expenses	860,700
Net investment income	1,084,233
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(3,287,698)
Net realized gain from futures contracts	3,622,596
Net realized gain from swap contracts	5,530,845
Net realized loss from written options	(4,695)
Net realized gain from foreign currency transactions	121,923
Net realized gain from forward foreign currency contracts	313,140
Net change in unrealized appreciation (depreciation) from investments	940,911
Net change in unrealized appreciation (depreciation) from futures contracts	793,821
Net change in unrealized appreciation (depreciation) from swap contracts	241,125
Net change in unrealized appreciation (depreciation) from written options	(4,288)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(85,682)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	165,860
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, foreign currency and forward foreign currency contracts	8,347,858
Net increase in net assets resulting from operations	$9,432,091

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations
Net investment income (loss)	$1,084,233	$(60,461)
Net realized gain from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	6,296,111	4,673,701
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	2,051,747	74,701
Net increase in net assets resulting from operations	9,432,091	4,687,941
From Distributions
From distributable earnings
Class I	(1,614,218)	(2,050,351)
Class A	(490,483)	(505,029)
Net decrease in net assets resulting from distributions	(2,104,701)	(2,555,380)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	246,200,737	12,246,511
Reinvestment of distributions	2,060,098	2,540,608
Net asset value of shares redeemed	(9,645,117)	(44,140,673)
Net increase (decrease) in net assets from capital share transactions	238,615,718	(29,353,554)
Net increase (decrease) in net assets	245,943,108	(27,220,993)
Net Assets
Beginning of year	24,511,446	51,732,439
End of year	$270,454,554	$24,511,446

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$9.58[1]	$9.53[1]	$9.86	$10.03[1]	$10.54
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.10	(0.02)	0.04	0.06	0.05
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.46	1.25	0.10	(0.06)	(0.08)
Total from investment operations	0.56	1.23	0.14	0.00[3]	(0.03)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.82)	(1.18)	(0.47)	—	—
Distributions from net realized gains	—	—	—	(0.17)	(0.48)
Total dividends and distributions	(0.82)	(1.18)	(0.47)	(0.17)	(0.48)
Net asset value, end of year	$9.32	$9.58[1]	$9.53[1]	$9.86	$10.03[1]
Total return[4]	6.25%	13.87%	1.46%	0.11%	(0.29)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$262,187	$18,749	$47,382	$74,486	$104,886
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.89%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.13%	(0.16)%	0.38%	0.60%	0.44%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%	1.41%	1.09%	1.13%	0.95%
Portfolio turnover rate[5]	482%	532%	571%	305%	1,373%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$9.43[1]	$9.39[1]	$9.73	$9.92[1]	$10.47
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.04	(0.04)	(0.00)[3]	0.03	0.02
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.49	1.24	0.10	(0.05)	(0.09)
Total from investment operations	0.53	1.20	0.10	(0.02)	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.80)	(1.16)	(0.44)	—	—
Distributions from net realized gains	—	—	—	(0.17)	(0.48)
Total dividends and distributions	(0.80)	(1.16)	(0.44)	(0.17)	(0.48)
Net asset value, end of year	$9.16[1]	$9.43[1]	$9.39[1]	$9.73	$9.92[1]
Total return[4]	5.94%	13.64%	1.10%	(0.10)%	(0.68)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$8,267	$5,763	$4,350	$994	$1,414
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.14%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	0.47%	(0.42)%	(0.04)%	0.30%	0.19%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%	1.41%	1.09%	1.13%	0.94%
Portfolio turnover rate[5]	482%	532%	571%	305%	1,373%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2022

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2022, the Fund held $40,568,875 in the Subsidiary, representing 15% of the Fund's consolidated net assets. For the year ended October 31, 2022, the net realized loss on securities and other financial instruments held in the Subsidiary was $3,994,940.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$14,851,448	$3,177,239	$0	(1)	$18,028,687
Exchange-traded Funds	14,903,615	—	—		14,903,615
United States Treasury Obligations	—	136,578,721	—		136,578,721
Short-term Investments	47,066,020	35,687,250	—		82,753,270
	$76,821,083	$175,443,210	$—		$252,264,293
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$227,486	$—		$227,486
Futures Contracts	4,125,791	—	—		4,125,791
Swap Contracts	—	2,929,174	0	(1)	2,929,174
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$47,180	$—		$47,180
Futures Contracts	3,662,646	—	—		3,662,646
Swap Contracts	—	2,801,429	—		2,801,429

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

(1)  Include a zero value security.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to new Rule 18f-4 under the Investment Company Act of 1940 in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limit on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2022 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2022.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$227,486	$47,180	$313,140	$165,860
Futures contracts(2)	56,950	—	526,294	38,882
Swap contracts	—	157,445	86,157	(109,031)
Interest rate
Futures contracts(2)	1,702,515	579,077	1,162,275	1,314,691
Swap contracts	87,923	275,795	9,225,306	(213,769)
Equity price
Futures contracts(2)	3,527	1,050,752	2,811,860	(898,524)
Swap contracts	1,896,077	1,371,979	(629,176)	726,652
Written options	—	—	(4,695)	(4,288)
Credit risk
Swap contracts	—	—	(48,927)	(23,177)

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$2,362,799	$2,032,817	$(877,833)	$338,772
Swap contracts	945,174	996,210	(3,102,515)	(139,550)
Total	$7,282,451	$6,511,255	$9,461,886	$1,196,518

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the year ended October 31, 2022, the Fund held average monthly value on a net basis of $4,173,845 in forward foreign currency contracts and average monthly notional values of $62,361,451 and $81,232,257 in long futures contracts and short futures contracts and $283,829,901 in swap contracts, respectively. For the year ended October 31, 2022, the Fund received average monthly premiums of $6,588 from put written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$654,783	$(157,445)	$—	$—	$497,338
BNP Paribas	144,486	(133,415)	—	—	11,071
Citigroup	1,389,378	—	—	(835,720)	553,658
Goldman Sachs	469,021	(469,021)	—	—	—
JPMorgan Chase	137,657	(137,657)	—	—	—
Macquarie Bank Ltd.	182,490	—	—	—	182,490
Morgan Stanley	3,122	(3,122)	—	—	—
Societe Generale	175,723	(175,723)	—	—	—
	$3,156,660	$(1,076,383)	$—	$(835,720)	$1,244,557

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$157,445	$(157,445)	$—	$—	$—
BNP Paribas	133,415	(133,415)	—	—	—
Goldman Sachs	1,559,731	(469,021)	—	(1,090,710)	—
JPMorgan Chase	633,562	(137,657)	—	(495,905)	—
Morgan Stanley	134,560	(3,122)	—	(131,438)	—
Societe Generale	229,896	(175,723)	—	(54,173)	—
	$2,848,609	$(1,076,383)	$—	$(1,772,226)	$—

(a)  Swap contracts and forward foreign currency exchange contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2022, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2022, the amount of restricted cash held at brokers related to open futures contracts was $28,738,969.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2022, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2022, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $23,598,290.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. As of October 31, 2022, the Fund held no open written option contracts. At October 31, 2022, the amount of restricted cash held at brokers related to option contracts was $1,226,267.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$35,032,977	$35,687,250	$35,687,250

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2022.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$35,032,977	$(35,032,977)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

During the year ended October 31, 2022, total earnings received in connection with securities lending arrangements was $198,662, of which $63,896 was rebated to borrowers (brokers). The Fund retained $101,488 in income, and SSB, as lending agent, was paid $33,278. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2022, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,033,788 and $579,204, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 3. Transactions with Affiliates and Related Parties (continued)

applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the year ended October 31, 2022, Credit Suisse recouped $40,797 ($40,797 in Class A) of previously waived fees and expense reimbursements. For the year ended October 31, 2022, the fees waived/expenses reimbursed by Credit Suisse were $620,001. The net fees waived were $579,204.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$1,422,500	$549,407	$330,661	$542,432
Class A	145,495	—	67,926	77,569
Totals	$1,567,995	$549,407	$398,587	$620,001

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2022, the Fund paid Rule 12b-1 distribution fees of $15,777 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2022, CSSU and its affiliates advised the Fund that they retained $1,023 from commissions earned on the sale of the Fund's Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31,

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 4. Line of Credit (continued)

2022 and during the year ended October 31, 2022, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$149,841,092	$124,726,154	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	26,890,790	$242,363,843	1,024,349	$9,604,665
Shares issued in reinvestment of distributions	180,966	1,614,218	228,783	2,036,171
Shares redeemed	(890,652)	(7,964,011)	(4,269,635)	(42,302,380)
Net increase (decrease)	26,181,104	$236,014,050	(3,016,503)	$(30,661,544)
	Class A
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	431,533	$3,836,894	285,740	$2,641,846
Shares issued in reinvestment of distributions	50,668	445,880	57,387	504,437
Shares redeemed	(190,911)	(1,681,106)	(195,443)	(1,838,293)
Net increase	291,290	$2,601,668	147,684	$1,307,990

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 6. Capital Share Transactions (continued)

On October 31, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	1	87%
Class A	3	84%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2022 and 2021, respectively, was as follows:

Ordinary Income
2022	2021
$2,104,701	$2,555,380

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, mark to market of forward contracts, futures contracts, swap contracts, non real estate investment trust ("REIT") return of capital basis adjustments, REIT open basis adjustments, Subsidiary adjustments and deferred organizational expenses.

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$3,871,707
Accumulated net realized gain	1,403,656
Unrealized depreciation	(2,497,708)
$2,777,655

For the year ended October 31, 2022, capital loss carry over used in current year was $5,897,089.

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2022

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2022, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$255,531,740
Unrealized appreciation	$6,692,435
Unrealized depreciation	(9,368,992)
Net unrealized appreciation (depreciation)	$(2,676,557)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss, equalization, return of capital distributions from REITs, capital gain distributions from REITs, Subsidiary cumulative income/loss, futures gain/loss, and swap gain/loss, paid-in capital was credited $489,504 and distributable earnings/loss was charged $489,504. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

45

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Multialternative Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Multialternative Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related consolidated statement of operations for the year ended October 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the consolidated financial highlights for each of the three years in the period ended October 31, 2022 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the three years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for the years ended October 31, 2019 and 2018 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated

46

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 28, 2022

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

47

Credit Suisse Multialternative Strategy Fund
Tax Information (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code:

The Fund hereby designates $525,437 as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares) for the year ended October 31, 2022.

The fund hereby designates $125,289 of ordinary dividends paid during the year that are considered qualified dividend income for the year ended October 31, 2002.

The fund hereby designates 4.10% of ordinary dividends paid during the year that are eligible for the dividends received deduction available to certain corporate shareholders.

48

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	Director of the Lyric Opera of Chicago (performing arts) from December 2021 to present.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

49

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Chair of the finance committee at the foundation of Barnes Jewish Hospital (healthcare) from January 2021 to present; Director of First Bank (finance) from February 2022 to present; Director of The Oasis Institute (not-for-profit) from February 2022 to present; Director of the Consortium for Graduate Study in Management from November 2017 to present; Director of Koch Development Corporation (Real Estate Developement) from November 2017 to December 2020; Director of Supernova (Fin-tech) from June 2014 to September 2018; Director of the Guardian Angels of St. Louis (not-forprofit) from July 2015 to December 2021.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

50

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9	Director of abrdn Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of abrdn Funds (22 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

51

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Rachael Hoffman Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1984)	Chief Compliance Officer	Since 2022

Ad Interim Chief Compliance Officer of the Asset Management division of Credit Suisse Group AG since November 2022; Director and Chief Compliance Officer Asset Management Americas of Credit Suisse since June 2022; Vice President, Compliance, Goldman Sachs from February 2021 to June 2022; Vice President, Compliance, New York Life Investments from October 2019 to January 2021; Vice President, Compliance, Goldman Sachs from June 2018 to September 2019; Senior Compliance Officer, Aberdeen Standard Investments, October 2012 to May 2018; Associated with Credit Suisse since June 2022; Officer of other Credit Suisse Funds.

Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

52

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

53

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1022

CREDIT SUISSE FUNDS

Annual Report

October 31, 2022

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2022 (unaudited)

December 4, 2022

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2022.

Performance Summary
11/01/21 – 10/31/22

Fund & Benchmark	Performance
Class I1	(7.41%)
Class A1,2	(7.73%)
Class C1,2	(8.32%)
ICE BofA US 3-Month Treasury Bill Index[3]	0.78%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A negative period for the asset class

The annual period ended October 31, 2022, was a negative one for the below investment-grade credit asset classes, as broad-based inflation led to a tightening of financial conditions across much of the developed world. The Credit Suisse Leveraged Loan Index returned -2.03% and the ICE BofA US High Yield Constrained Index returned -11.4% for the fiscal year, while the ICE BofA US 3-Month Treasury Index (the "Index"), the Fund's benchmark, returned 0.78% for the period.

While 2021 was a strong year for risk assets in general, 2022 started off poorly, due in part to heightened expectations for central bank interest rate hikes. Throughout the year, economic conditions and investor sentiment soured as the Russian invasion of Ukraine intensified and knock-on effects of the COVID-19 pandemic continued to drive inflationary forces and disrupt global supply chains. Alongside a series of escalating federal funds rate hikes, the 10-year U.S. Treasury rate widened by 249 basis points over the period. Within this context, the floating nature of the bank loan asset class proved to be more resilient.

Although there was a noticeable increase in distressed activity throughout 2022, default rates remained below long-term historical averages over the annual period. According to JPMorgan Chase & Co., the trailing 12-month high yield default rate, including distressed exchanges, ended the period at 1.59%, while the par-weighted default rate in loans ended the period at 1.58% — both still significantly below their respective long-term averages of 3.2% and 3.1%.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

We anticipate default activity will continue to increase in the near-term due to less favorable capital markets conditions.

Strategic Review and Outlook: Looking for pockets of opportunity

For the annual period ended October 31, 2022, the Fund underperformed the Index, as below investment grade credit asset classes, including bank loan and high yield, experienced negative returns.

The current inflationary environment has proven to be sticky, leading many central banks to accelerate interest rate hikes amidst an already challenging economic backdrop. In our view, the volatility to date has created unique opportunities, but with higher prices for goods and services as well as increasing borrowing costs expected to hamper corporate earnings growth, we remain cautious. Importantly, however, we see relatively healthy balance sheets and a manageable maturity schedule in the U.S. leveraged debt markets. We believe credit selection is paramount as certain industries and business models are more prone to demand and margin contractions.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Collateralized Loan Obligations ("CLOs") are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, illiquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and the ICE BofA US
3-Month Treasury Bill Index3
For Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (12.16)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was (9.20)%.

3  The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Average Annual Returns as of October 31, 20221

	1 Year	5 Years	10 Years
Class I	(7.41)%	2.22%	4.89%
Class A Without Sales Charge	(7.73)%	1.97%	4.60%
Class A With Maximum Sales Charge	(12.16)%	0.99%	4.10%
Class C Without CDSC	(8.32)%	1.23%	3.85%
Class C With CDSC	(9.20)%	1.23%	3.85%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.08% for Class I shares, 1.33% for Class A shares and 2.08% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$951.40	$950.20	$947.60
Expenses Paid per $1,000*	$3.89	$5.11	$8.79
Hypothetical 5% Fund Return
Beginning Account Value 05/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/22	$1,021.22	$1,019.96	$1,016.18
Expenses Paid per $1,000*	$4.02	$5.30	$9.10
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2022 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2022)

S&P Ratings**
BBB	1.2%
BB	24.9
B	45.8
CCC	13.8
CC	0.1
D	0.0[1]
NR	4.6
Subtotal	90.4
Equity and Other	9.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (47.2%)
Aerospace & Defense (0.3%)
$800	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$700,836
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	456,020
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 12/01/22 @ 103.75)	(B-, B3)	03/15/27	7.500	247,250
					1,404,106
Auto Parts & Equipment (0.2%)
873	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 104.25)(1),(2)	(CCC+, Caa1)	05/15/27	8.500	861,009
Automakers (0.1%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	324,012
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	232,982
					556,994
Brokerage (0.4%)
1,474	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,453,718
Building & Construction (0.6%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/16/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	808,860
1,250	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	995,055
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	471,115
					2,275,030
Building Materials (4.0%)
1,500	Advanced Drainage System, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,451,760

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/16/22 @ 102.50)(1)	(BB-, Ba2)	09/30/27	5.000	$650,139
1,000	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	922,420
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	702,023
3,705	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,565,096
284	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa1)	01/15/29	6.250	199,342
3,545	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	3,250,375
1,000	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba1)	02/15/30	3.500	796,150
2,458	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,888,858
500	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	424,989
1,125	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	742,354
2,950	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1),(2)	(B+, B1)	10/01/29	4.375	2,463,250
500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	407,180
					16,463,936
Cable & Satellite TV (1.0%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB-, Ba3)	11/15/31	4.500	234,944
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B, B3)	01/15/30	5.750	387,667

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$2,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	$2,460,080
1,030	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	856,620
					3,939,311
Chemicals (1.7%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	244,492
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	718,196
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	410,344
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	313,171
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6),(7),(8)	(NR, WR)	05/01/18	0.000	706
2,550	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1),(2)	(CCC+, Caa2)	05/15/26	6.750	1,227,493
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	284,475
1,856	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1)	(BB-, Ba3)	02/15/30	4.250	1,789,203
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,983,667
					6,971,747
Consumer/Commercial/Lease Financing (0.3%)
1,520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,359,374
Diversified Capital Goods (1.0%)
3,708	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	3,018,572

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Diversified Capital Goods
$1,350	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	$1,096,004
					4,114,576
Electronics (0.9%)
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	880,975
500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	430,800
3,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	2,482,400
					3,794,175
Energy - Exploration & Production (1.2%)
58	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	57,653
875	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	818,011
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	972,095
2,500	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	2,232,788
750	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 12/01/22 @ 100.00)(1)	(B, Caa2)	11/01/23	9.750	744,575
					4,825,122
Environmental (0.1%)
250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	240,941
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	217,673
					458,614

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (2.0%)
$400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	$339,232
410	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	370,640
1,820	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,611,492
700	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	618,334
5,000	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 107.47)(1)	(B, B3)	11/15/27	8.500	5,367,966
					8,307,664
Gas Distribution (1.3%)
500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	411,970
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 12/01/22 @ 101.63)	(B, B2)	10/01/25	6.500	720,507
950	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 12/01/22 @ 103.13)	(B, B2)	05/15/26	6.250	882,467
500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	451,785
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	1,003,492
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,318,798
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	423,197
					5,212,216
Health Services (1.5%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	234,279

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services
$860	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	$743,456
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, B1)	06/01/30	4.625	390,635
2,500	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	1,951,300
1,225	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,055,246
2,500	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,328,625
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	327,291
					6,030,832
Insurance Brokerage (1.5%)
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	715,286
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	627,372
4,578	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,905,596
1,250	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,070,313
					6,318,567
Investments & Misc. Financial Services (1.8%)
2,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,494,120
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,293,803
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services
$3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	$2,389,317
1,500	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	888,870
1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	1,361,264
					7,427,374
Machinery (2.5%)
2,250	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,943,021
2,700	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	2,312,158
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,498,950
3,200	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	2,996,736
2,185	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 102.88)(1)	(B, B3)	07/31/27	5.750	1,553,677
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 12/01/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	248,448
					10,552,990
Managed Care (0.1%)
475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	418,594
Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	447,050
Media Content (0.3%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 11/16/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	17,062

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$1,596	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 11/16/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	$321,195
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	672,216
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	428,010
					1,438,483
Medical Products (0.4%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	452,793
375	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	321,986
1,000	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(2)	(B-, Caa1)	10/01/29	5.250	780,490
					1,555,269
Metals & Mining - Excluding Steel (1.8%)
1,000	Alcoa Nederland Holding B.V., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	932,778
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	597,098
2,385	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,798,099
1,345	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	1,080,788
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, Ba3)	08/15/31	3.875	309,304
3,504	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1),(2)	(B-, B3)	02/15/26	7.000	2,920,934
					7,639,001
Oil Field Equipment & Services (0.1%)
500	Enerflex Ltd., Rule 144A, Senior Secured Notes(1)	(BB-, B2)	10/15/27	9.000	487,180

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging (1.2%)
$350	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(9)	(B+, B3)	09/01/29	3.000	$248,390
475	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	425,173
4,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	4,276,552
					4,950,115
Personal & Household Products (0.5%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes(1),(3),(5),(6),(8)	(NR, NR)	03/15/25	0.000	11,250
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,617,175
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB+, Ba1)	04/01/29	3.750	324,577
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B2)	04/01/31	3.750	281,461
					2,234,463
Pharmaceuticals (0.5%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 104.50)(1),(2)	(CCC, Ca)	12/15/25	9.000	322,632
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(CCC, Ca)	01/15/28	7.000	381,406
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(CCC, Ca)	02/15/29	6.250	196,203
375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(CCC, Ca)	02/15/31	5.250	148,071
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, B3)	08/15/28	3.875	553,535
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(3)	(NR, WR)	04/01/29	6.125	189,458

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, B3)	10/15/28	4.750	$352,159
					2,143,464
Real Estate Development & Management (0.2%)
1,511	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, WR)	05/01/25	7.875	827,265
Real Estate Investment Trusts (1.5%)
1,425	Blackstone Mortgage Trust, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(BB-, Ba2)	01/15/27	3.750	1,207,275
2,190	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,770,803
500	iStar, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.75)(2)	(BB, Ba2)	02/15/26	5.500	499,245
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba2)	10/01/24	4.750	494,722
2,000	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,769,400
700	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BBB-, Ba1)	02/01/27	5.750	662,959
					6,404,404
Recreation & Travel (3.0%)
1,050	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	921,076
2,500	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	2,328,086
4,375	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B, B3)	08/15/29	5.250	3,769,164
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 104.38)(1)	(BB, Ba3)	05/01/25	8.750	256,409

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 100.00)(1)	(B-, B3)	07/31/24	4.875	$2,183,726
3,254	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,832,013
					12,290,474
Restaurants (0.4%)
865	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1),(2)	(BB-, B1)	09/15/29	3.875	703,880
1,250	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,119,981
					1,823,861
Software - Services (4.5%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	521,250
250	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	210,019
450	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	430,200
725	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	623,717
3,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,511,900
4,095	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,702,393
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/23 @ 101.94)(1)	(BB, Ba2)	02/15/28	3.875	833,947
2,225	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba2)	12/01/29	3.875	1,776,763
475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba2)	12/01/31	4.125	361,774

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$2,787	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	$2,486,673
1,400	Twilio, Inc., Company Guaranteed Notes (Callable 03/15/26 @ 101.94)(2)	(BB, Ba3)	03/15/31	3.875	1,144,059
4,575	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,288,633
2,000	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	1,675,818
					18,567,146
Specialty Retail (1.8%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	313,196
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	54,997
500	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	412,480
64	Eagle Intermediate Global Holdings BV(6),(8)	(NR, NR)	05/01/25	0.000	35,745
1,750	Eagle Intermediate Global Holdings BV, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.75)(1),(2)	(NR, Caa1)	05/01/25	7.500	1,357,125
48	Eagle Intermediate Global Holdings BV, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.75)(1),(6),(8)	(NR, NR)	05/01/25	7.500	35,705
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	462,995
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	267,937
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	668,476
1,875	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	1,515,891

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	$313,008
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	405,088
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	962,648
1,000	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1),(2)	(BB-, Ba3)	08/15/29	4.000	791,470
					7,596,761
Support - Services (4.3%)
944	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	792,460
2,412	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/22 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	2,083,938
2,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa1)	06/01/29	6.000	1,532,589
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	285,170
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,436,594
3,250	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,192,734
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba1)	07/01/28	4.500	232,186
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba1)	06/15/29	3.625	213,655
3,685	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 12/05/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	3,491,427
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	2,175,654

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$1,400	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	$983,940
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 103.56)(1)	(BB, Ba3)	06/15/25	7.125	505,620
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	507,953
1,025	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	871,147
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	657,240
					17,962,307
Tech Hardware & Equipment (1.5%)
2,050	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,725,311
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	885,347
2,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,727,890
2,305	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	2,010,663
					6,349,211
Telecom - Wireline Integrated & Services (1.5%)
1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	755,000
770	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	588,607
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 101.97)(1),(3),(5),(10)	(NR, WR)	12/31/24	0.000	78,750
755	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	705,004

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	$422,465
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, Ba3)	01/15/29	3.625	1,147,417
500	Level 3 Financing, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba1)	11/15/29	3.875	412,028
2,500	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	1,994,284
					6,103,555
Theaters & Entertainment (0.3%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 100.00)(1)	(B-, B3)	11/01/24	4.875	486,695
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/22 @ 103.56)(1)	(B, B3)	10/15/27	4.750	579,287
					1,065,982
Transport Infrastructure/Services (0.5%)
2,000	XPO Escrow Sub LLC, Rule 144A, Senior Unsecured Notes(1)	(BB+, Baa3)	11/15/27	7.500	1,997,310
Trucking & Delivery (0.3%)
1,500	XO Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 103.94)(1)	(B-, Caa1)	05/01/27	7.875	1,360,815
TOTAL CORPORATE BONDS (Cost $229,868,267)					195,990,065
BANK LOANS (40.8%)
Advertising (0.2%)
721	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	7.504	696,165
249	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	7.504	240,178
					936,343
Aerospace & Defense (1.2%)
1,600	Amentum Government Services Holdings LLC, LIBOR 3M + 7.500%(10)	(NR, NR)	12/07/29	10.856	1,460,000
759	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(10)	(B, B1)	02/15/29	7.206 - 7.558	736,788
2,763	Peraton Corp., LIBOR 1M + 3.750%(10)	(B+, B1)	02/01/28	7.504	2,666,179
					4,862,967

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (1.6%)
$1,059	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(10)	(B, B2)	04/06/28	7.800	$992,582
376	Dealer Tire LLC, LIBOR 1M + 4.250%(10)	(B-, B1)	12/12/25	8.004	370,572
633	Holley Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/17/28	6.711 - 7.424	572,511
153	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(4),(10)	(NR, NR)	03/02/26	13.754	151,257
204	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(4),(6),(10)	(NR, NR)	08/28/25	9.754	187,537
1,031	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(10)	(BB-, B1)	02/08/28	7.317	908,687
250	Superior Industries International, Inc., LIBOR 1M + 4.000%(7),(10)	(B, Ba3)	05/22/24	7.754	240,274
1,985	Tenneco, Inc., LIBOR 1M + 3.000%(10)	(B+, Ba3)	10/01/25	6.206	1,979,693
1,405	U.S. Farathane LLC, LIBOR 3M + 4.250%(10)	(CCC+, B2)	12/23/24	7.924	1,246,027
					6,649,140
Brokerage (0.1%)
604	DRW Holdings LLC, LIBOR 1M + 3.750%(10)	(BB-, Ba3)	03/01/28	7.504	592,905
Building Materials (1.0%)
2,684	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(10)	(B, B2)	04/12/28	6.589	2,265,811
178	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(10)	(B, B2)	08/01/28	8.927	161,236
2,101	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(10)	(B, B1)	04/29/29	8.153	1,913,392
					4,340,439
Chemicals (1.1%)
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(6),(10)	(CCC, Caa2)	12/29/28	11.424	337,443
249	Lonza Group AG, LIBOR 3M + 4.000%(10)	(B, B2)	07/03/28	7.674	221,231
1,362	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(6),(10)	(B-, B2)	01/03/29	8.553	1,102,922
786	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(10)	(B-, B3)	10/28/24	7.174 - 7.915	752,754
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(7),(10)	(CCC, Caa2)	10/27/25	11.320	410,697
447	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(10)	(B-, B3)	10/28/24	7.744	427,969
1,295	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B2)	08/12/24	7.674	1,132,977
					4,385,993

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (1.2%)
$1,929	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B+, B1)	01/02/26	8.254	$1,927,804
1,564	Dynacast International LLC, LIBOR 3M + 4.500%(6),(10)	(B-, B2)	07/22/25	7.480	1,333,677
587	Dynacast International LLC, LIBOR 3M + 9.000%(6),(10)	(CCC, Caa2)	10/22/25	11.980	498,649
1,373	Electrical Components International, Inc., LIBOR 1M + 4.250%(10)	(B-, B2)	06/26/25	8.004	1,257,665
					5,017,795
Electronics (0.8%)
3,073	Idemia Group, LIBOR 3M + 4.500%(10)	(B-, B3)	01/09/26	8.174	2,953,456
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(10)	(CCC, Caa2)	03/02/29	10.674	465,000
					3,418,456
Energy - Exploration & Production (0.0%)
883	PES Holdings LLC, 3.000% PIK(3),(4),(10)	(NR, NR)	12/31/22	3.000	27,887
Food & Drug Retailers (1.2%)
1,970	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/27	7.424	1,908,752
2,467	WOOF Holdings, Inc., LIBOR 3M + 3.750%(6),(10)	(B-, B2)	12/21/27	7.315	2,368,752
866	WOOF Holdings, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	12/21/28	10.815	787,125
					5,064,629
Food - Wholesale (0.5%)
2,029	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(10)	(B, B3)	07/31/28	6.858	1,892,389
Gaming (0.3%)
924	CBAC Borrower LLC, LIBOR 1M + 4.000%(7),(10)	(B-, Caa1)	07/08/24	7.754	906,159
326	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(10)	(B, B2)	01/27/29	7.729	307,121
					1,213,280
Gas Distribution (0.5%)
997	BCP Renaissance Parent LLC, SOFR 3M + 3.500%(10)	(B+, B2)	10/31/26	7.053	978,701
1,189	Traverse Midstream Partners LLC, SOFR 1M + 4.250%(10)	(B+, B3)	09/27/24	7.977	1,178,446
					2,157,147
Health Facilities (0.7%)
305	Carestream Health, Inc., SOFR 3M + 7.500%(10)	(B-, B3)	09/30/27	11.019 - 11.153	261,151
1,000	EyeCare Partners, LLC(11)	(B-, B2)	02/18/27	0.000	884,165

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities
$1,970	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(10)	(B, B3)	04/21/27	7.254	$1,830,629
					2,975,945
Health Services (3.0%)
1,774	ADMI Corp., LIBOR 1M + 3.375%(10)	(B, B3)	12/23/27	7.129	1,587,697
1,566	KUEHG Corp., LIBOR 1M + 3.750%(10)	(B-, B2)	02/21/25	7.504	1,504,429
22	Learning Care Group, Inc., LIBOR 3M + 3.250%(10)	(B-, B2)	03/13/25	6.924 - 7.665	20,812
1,250	Learning Care Group, Inc., LIBOR 3M + 7.500%(10)	(CCC, Caa2)	03/13/26	10.458	1,146,875
1,473	PetVet Care Centers LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/14/25	7.254	1,385,013
1,500	Radiology Partners, Inc., LIBOR 1M + 4.250%(10)	(B-, B2)	07/09/25	7.822 - 7.826	1,212,855
349	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	10/05/27	7.754	332,126
254	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(6),(10),(12)	(B-, B2)	05/18/28	4.000	238,983
986	Therapy Brands Holdings LLC, LIBOR 1M + 4.000%(6),(10)	(B-, B2)	05/18/28	7.480	926,657
393	TTF Holdings LLC, LIBOR 1M + 4.000%(6),(10)	(B+, B2)	03/31/28	7.813	385,958
2,639	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(10)	(B-, B3)	12/15/27	8.924	2,374,428
157	Western Dental Services, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	08/18/28	8.254	142,631
1,439	Western Dental Services, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	08/18/28	8.254	1,304,391
					12,562,855
Insurance Brokerage (0.3%)
394	Acrisure, LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	7.254	366,936
516	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(10)	(B, B2)	11/06/27	6.980	499,126
492	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(10)	(B, B2)	02/12/27	7.254	470,863
					1,336,925
Investments & Misc. Financial Services (2.8%)
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7),(10)	(CCC-, Caa2)	04/03/24	7.674	361,609
1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(10)	(CCC, Caa2)	08/02/29	10.250	895,000
1,409	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(6),(10)	(B-, B2)	08/02/28	7.188	1,324,496

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$682	Citadel Securities LP, SOFR 1M + 3.000%(10)	(BBB-, Baa3)	02/02/28	6.843	$679,548
341	Ditech Holding Corp.(3),(5),(6)	(NR, NR)	06/30/22	0.000	42,604
2,000	Galaxy US Opco, Inc., SOFR 1M + 4.750%(6),(10)	(B-, B3)	04/29/29	8.479	1,820,000
1,733	HighTower Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/21/28	8.278	1,615,556
2,340	Hudson River Trading LLC, SOFR 1M + 3.000%(10)	(BB-, Ba3)	03/20/28	6.164	2,159,334
1,104	Jane Street Group LLC, LIBOR 1M + 2.750%(10)	(BB-, Ba2)	01/26/28	6.504	1,074,948
634	Jump Financial, LLC, SOFR 3M + 4.500%(6),(10)	(BB-, Ba2)	08/07/28	8.315	598,897
166	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(10)	(B-, B2)	06/03/26	7.930	160,229
124	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(6),(10)	(B-, Ba3)	08/18/28	7.065	119,443
866	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(6),(10)	(B-, Ba3)	08/18/28	7.065	834,848
					11,686,512
Machinery (1.7%)
497	19th Holdings Golf, LLC, SOFR 1M + 3.000%(6),(10)	(B, B1)	02/07/29	6.202	453,429
993	CMBF LLC, LIBOR 1M + 6.000%(6),(10)	(B, B3)	08/02/28	9.317	853,550
283	CPM Holdings, Inc., LIBOR 1M + 3.500%(10)	(B, B2)	11/17/25	6.628	275,267
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(6),(7),(10)	(B-, Caa2)	11/16/26	11.378	190,300
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(10)	(CCC+, Caa2)	09/06/26	10.504	355,912
2,435	LTI Holdings, Inc., LIBOR 1M + 3.250%(10)	(B-, B2)	09/06/25	7.004	2,276,817
469	LTI Holdings, Inc., LIBOR 1M + 4.500%(10)	(B-, B2)	07/24/26	8.254	441,797
465	LTI Holdings, Inc. (2021 First Lien Term Loan), LIBOR 1M + 4.500%(10)	(B-, B2)	07/24/26	8.254	438,483
986	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.750%(6),(10)	(BB-, B1)	06/27/24	6.424	963,847
915	Pro Mach Group, Inc., LIBOR 1M + 4.000%(10)	(B-, B1)	08/31/28	7.754	893,178
					7,142,580
Media Content (0.1%)
565	Diamond Sports Group, LLC, SOFR 1M + 3.350%(10)	(CCC+, Caa2)	08/24/26	6.458	112,912

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media Content
$87	Recorded Books, Inc., SOFR 1M + 4.000%(10)	(B-, B3)	08/29/25	7.578	$85,019
					197,931
Medical Products (1.8%)
1,456	CryoLife, Inc., LIBOR 3M + 3.500%(10)	(B, B1)	06/01/27	7.174	1,369,412
1,349	Femur Buyer, Inc., LIBOR 3M + 4.500%(10)	(CCC+, Caa1)	03/05/26	8.174	1,182,990
686	Femur Buyer, Inc., LIBOR 3M + 5.500%(6),(10)	(NR, NR)	03/05/24	9.174	573,519
2,615	Medline Borrower LP, LIBOR 1M + 3.250%(10)	(B+, B1)	10/23/28	7.004	2,409,063
1,900	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(6),(10)	(BB-, B1)	12/11/26	7.165	1,733,750
					7,268,734
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(3),(5),(6)	(NR, NR)	02/28/19	0.000	505
Packaging (0.8%)
2,096	Proampac PG Borrower LLC, LIBOR 1M + 2.750%, LIBOR 3M + 3.750%(10)	(B-, B3)	11/03/25	4.500 - 7.829	1,999,322
718	Strategic Materials, Inc., LIBOR 3M + 3.750%(7),(10)	(CCC, Caa3)	11/01/24	6.532	556,423
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(7),(10)	(CC, C)	10/31/25	10.532	232,200
340	Technimark Holdings LLC, LIBOR 1M + 3.750%(10)	(B-, B2)	07/09/29	7.230	314,887
					3,102,832
Packaging & Containers (0.4%)
1,505	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(10)	(B, B2)	11/12/27	7.063	1,472,850
Personal & Household Products (0.9%)
1,287	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(10)	(B, B1)	09/27/24	7.004	1,264,754
166	Anticimex International AB, LIBOR 3M + 4.000%(10)	(B, B2)	11/16/28	7.070	161,729
579	Fender Musical Instruments Corp., SOFR 3M + 4.000%(6),(10)	(B, B2)	12/01/28	7.368	480,751
1,348	MND Holdings III Corp., LIBOR 1M + 3.500%(7),(10)	(B-, B2)	06/19/24	7.174	1,311,782
962	Serta Simmons Bedding, LLC, LIBOR 3M + 7.500%(10)	(CCC+, Ca)	08/10/23	10.793	482,781
					3,701,797

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (0.4%)
$158	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa3)	10/01/25	11.243	$150,170
871	Bausch Health Companies., Inc., SOFR 3M + 5.250%(10)	(B-, Caa1)	02/01/27	8.624	654,561
1,261	Endo Luxembourg Finance Co. I Sarl, PRIME + 6.000%(3),(10)	(NR, NR)	03/27/28	12.250	1,042,257
					1,846,988
Real Estate Investment Trusts (0.3%)
705	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(6),(10)	(BB-, Ba2)	04/23/26	6.504	689,275
737	Claros Mortgage Trust, Inc., SOFR 3M + 4.500%(10)	(B+, Ba3)	08/09/26	7.868	726,724
					1,415,999
Recreation & Travel (1.1%)
1,432	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(10)	(B-, B3)	09/05/25	7.579	1,254,356
61	Crown Finance U.S., Inc.(3),(5)	(D, NR)	02/28/25	0.000	20,004
316	Crown Finance U.S., Inc.(3),(5)	(D, NR)	09/30/26	0.000	97,862
27	Crown Finance U.S., Inc.(12)	(NR, NR)	09/07/23	0.000	26,704
317	Crown Finance U.S., Inc., SOFR 3M + 10.000%(10)	(NR, NR)	09/08/23	13.612	317,779
867	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	8.670	643,166
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	11.048	1,145,361
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	11.047	353,500
744	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(10)	(BB, Ba3)	08/25/28	6.813	727,843
					4,586,575
Restaurants (1.7%)
2,468	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(10)	(B, B2)	12/01/28	8.004	2,331,611
688	K-Mac Holdings Corp., LIBOR 1M + 6.750%(10)	(CCC, Caa2)	07/30/29	10.504	635,757
1,964	Miller's Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(7),(10)	(B-, B3)	05/30/25	8.303 - 10.000	1,907,092
1,954	Tacala LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	02/05/27	7.254	1,844,555
375	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	11.254	340,370
					7,059,385
Software - Services (9.7%)
1,727	Applied Systems, Inc., LIBOR 3M + 3.000%(10)	(B-, B2)	09/19/24	6.674	1,707,659

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$989	Applied Systems, Inc., LIBOR 3M + 5.500%(10)	(CCC, Caa2)	09/19/25	9.174	$975,737
1,715	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	8.004	1,611,967
1,126	Astra Acquisition Corp., LIBOR 1M + 5.250%(10)	(B, B2)	10/25/28	9.004	985,324
1,231	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(10)	(B+, B1)	04/30/25	6.254	1,193,077
1,000	CommerceHub, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa2)	12/29/28	10.674	801,875
1,477	CommerceHub, Inc., LIBOR 1M + 4.000%(10)	(B, B2)	12/29/27	7.115	1,310,077
1,244	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(10)	(B-, B2)	10/16/28	7.504	1,046,313
1,250	DCert Buyer, Inc., LIBOR 3M + 7.000%(10)	(CCC, Caa2)	02/19/29	9.903	1,171,250
2,728	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(10)	(CCC+, B2)	06/13/24	6.871	2,477,361
2,140	Finastra U.S.A., Inc., LIBOR 1WK + 7.250%(10)	(CCC-, Caa2)	06/13/25	10.621	1,604,764
1,944	Flexera Software LLC, LIBOR 1M + 3.750%(10)	(B-, B1)	03/03/28	7.510	1,877,419
1,732	GHX Ultimate Parent Corp., LIBOR 6M + 3.250%(10)	(B, B2)	06/28/24	6.127	1,674,355
1,026	Go Daddy Operating Co., LLC(11)	(BB, Ba1)	10/21/29	0.000	1,018,004
400	Hyland Software, Inc.(11)	(B-, B1)	01/07/24	0.000	391,112
425	IGT Holding IV AB, LIBOR 3M + 3.400%(6),(10)	(B, B2)	03/31/28	7.074	412,386
242	MA FinanceCo. LLC, LIBOR 3M + 4.250%(10)	(BB-, B1)	06/05/25	7.418	241,088
961	Navicure, Inc., LIBOR 1M + 4.000%(10)	(B-, B2)	10/22/26	7.754	937,225
3,653	Polaris Newco LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	06/02/28	7.674	3,346,745
1,500	Project Alpha Intermediate Holding, Inc.(11)	(B, B3)	04/26/24	0.000	1,462,185
1,086	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	06/01/26	7.254	1,047,936
1,840	Proofpoint, Inc., LIBOR 3M + 3.250%(10)	(B-, B2)	08/31/28	6.320	1,755,608
1,499	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(10)	(B-, B2)	02/01/29	8.494	1,115,722
2,078	RealPage, Inc., LIBOR 1M + 3.000%(10)	(B, B2)	04/24/28	6.754	1,958,196
2,561	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(10)	(B-, B3)	04/27/28	9.108	1,852,089
1,129	Seattle Spinco, Inc., SOFR 1M + 4.000%(10)	(BB-, B1)	02/26/27	7.590	1,121,386
1,239	Seattle Spinco, Inc., LIBOR 1M + 2.750%(10)	(BB-, B1)	06/21/24	6.504	1,228,831

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$2,056	Transact Holdings, Inc., LIBOR 1M + 4.750%(10)	(B, B2)	04/30/26	8.504	$1,974,856
499	Virtusa Corp., SOFR 1M + 3.750%(10)	(B, B2)	02/15/29	7.579	479,575
1,169	Virtusa Corp., LIBOR 1M + 3.750%(10)	(B, B2)	02/11/28	7.504	1,126,019
492	WatchGuard Technologies, Inc., SOFR 1M + 5.250%(10)	(B-, B2)	07/02/29	8.979	464,325
					40,370,466
Steel Producers/Products (0.1%)
613	Grinding Media, Inc., LIBOR 6M + 4.000%(6),(10)	(B, B2)	10/12/28	7.144 - 7.702	528,606
Support - Services (1.7%)
598	CoreLogic, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	06/02/28	7.313	443,546
901	Corporation Service Co.(6),(11)	(BB-, B1)	08/31/29	0.000	888,165
499	Global Education Management Systems Establishment, LIBOR 6M + 5.000%(10)	(B-, B3)	07/31/26	8.566	492,827
985	Gloves Buyer, Inc., LIBOR 1M + 4.000%(6),(10)	(B-, B2)	12/29/27	7.754	911,123
830	LaserShip, Inc., LIBOR 3M + 7.500%(6),(10)	(CCC, Caa2)	05/07/29	10.377	580,670
1,485	LaserShip, Inc., LIBOR 6M + 4.500%(6),(10)	(B-, B2)	05/07/28	7.377	1,188,000
740	White Cap Buyer LLC, SOFR 1M + 3.750%(10)	(B, B2)	10/19/27	7.479	701,984
1,944	Wrench Group LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/30/26	7.674	1,867,523
					7,073,838
Tech Hardware & Equipment (0.9%)
1,243	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(10)	(B, B3)	05/25/28	7.320	1,098,352
253	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(10)	(B+, Ba3)	05/25/28	7.320	223,394
333	CommScope, Inc., LIBOR 1M + 3.250%(10)	(B, B1)	04/06/26	7.004	318,490
1,988	Ingram Micro, Inc., LIBOR 3M + 3.500%(10)	(BB-, B1)	06/30/28	7.174	1,926,633
					3,566,869
Telecom - Wireless (0.7%)
995	CCI Buyer, Inc., SOFR 3M + 4.000%(10)	(B-, B1)	12/17/27	7.553	956,610
1,968	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(10)	(B+, B2)	11/12/27	6.688	1,898,309
					2,854,919
Telecom - Wireline Integrated & Services (1.2%)
475	Altice Financing S.A., LIBOR 3M + 2.750%(10)	(B, B2)	01/31/26	6.829	447,034
495	Altice France S.A., LIBOR 3M + 4.000%(10)	(B, B2)	08/14/26	6.905	455,052

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$291	Altice France S.A., LIBOR 3M + 3.687%(10)	(B, B2)	01/31/26	7.767	$263,676
2,997	Patagonia Holdco LLC, SOFR 3M + 5.750%(10)	(NR, B1)	08/01/29	8.386	2,435,312
939	TVC Albany, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	07/23/25	7.250	882,729
438	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(10)	(CCC, Caa2)	07/23/26	11.250	398,672
					4,882,475
Theaters & Entertainment (0.7%)
1,430	Technicolor Creative Studios, EURIBOR 3M + 6.000%(9),(10)	(B, B2)	09/07/26	6.000	1,316,612
166	TopGolf International, Inc., LIBOR 3M + 6.250%(10)	(B, B3)	02/09/26	10.577	166,055
1,275	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B3)	05/18/25	6.510	1,246,946
					2,729,613
Trucking & Delivery (0.1%)
506	American Trailer World Corp., SOFR 1M + 3.750%(10)	(B, B3)	03/03/28	7.579	461,460
TOTAL BANK LOANS (Cost $182,906,929)					169,386,029
ASSET BACKED SECURITIES (4.4%)
Collateralized Debt Obligations (4.4%)
1,000	ALM Ltd., 2020 1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	10/15/29	10.079	838,224
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(10)	(NR, Ba3)	07/20/34	11.643	1,130,927
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800%(1),(10)	(NR, Ba3)	10/13/30	10.741	1,073,070
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350%(1),(10)	(NR, Ba3)	10/20/34	11.593	812,173
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(BBB-, NR)	01/28/31	6.974	860,669
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440%(1),(10)	(NR, Baa3)	01/20/35	7.683	806,958
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(10)	(BBB-, NR)	08/20/32	7.284	862,922
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	07/20/29	10.243	785,814
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(10)	(BB-, NR)	01/15/30	9.279	804,464

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	9.758	$581,583
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, LIBOR 3M + 6.520%(1),(10)	(B+, NR)	10/18/30	10.714	1,012,386
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(B+, NR)	01/18/31	10.044	606,948
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	9.594	619,121
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	10.208	1,016,090
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(7),(11)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110%(1),(10)	(BB-, NR)	10/20/34	11.353	862,689
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	9.579	414,480
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	10.159	624,197
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba1)	01/22/35	10.075	896,243
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB-, NR)	10/20/32	11.473	851,621
1,000	Octagon Investment Partners 31 Ltd., 2017-1A, Rule 144A, LIBOR 3M + 6.300%(1),(10)	(NR, Ba3)	07/20/30	10.543	819,140
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, Ba3)	07/20/30	10.393	368,938
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Ba1)	10/20/31	7.743	856,048
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	9.277	623,208
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	7.361	413,011
TOTAL ASSET BACKED SECURITIES (Cost $22,610,440)					18,540,999
Shares
COMMON STOCKS (1.3%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(5),(6)				119,849
Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(5)				356,940

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Shares		Value
COMMON STOCKS (continued)
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(5),(6),(7),(8)	$15
25,202	Proppants Holdings LLC(5),(6),(7),(8)	504
6,341	UTEX Industries, Inc.(5),(6)	424,847
		425,366
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(5),(6),(7),(8)	372
Investments & Misc. Financial Services (0.5%)
7,000	Accelerate Acquisition Corp.(5)	69,580
78,747	DHC Acquisition Corp.(5)	785,895
30,000	Gores Holdings VII, Inc.(5)	298,200
19,603	Gores Technology Partners, Inc.(5)	193,874
19,758	Hudson Executive Investment Corp. III(5)	196,197
42,000	Mason Industrial Technology, Inc.(5)	417,060
15,000	Northern Star Investment Corp. IV(5)	149,250
		2,110,056
Metals & Mining - Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.(2),(5)	1,225,762
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(5)	205,144
Private Placement (0.1%)
249,816	Technicolor Creative Studios SA(5),(7),(8),(9),(13)	390,950
249,816	Vantiva SA(5),(7),(8),(9),(13)	187,525
		578,475
Real Estate Investment Trusts (0.0%)
6,400	Global Net Lease, Inc.	78,400
Specialty Retail (0.0%)
66	Eagle Intermediate Global Holdings BV, Class B(5),(6),(8)	1
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(8)	—
8	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(8)	—
19	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(8)	100
		100
Theaters & Entertainment (0.1%)
134,615	Technicolor Creative Studios SA(5),(9)	209,815
134,615	Vantiva SA(5),(9)	100,192
		310,007
TOTAL COMMON STOCKS (Cost $5,979,601)		5,410,472

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Shares		Value
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(8)	$—
Investments & Misc. Financial Services (0.0%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(5)	82
8,200	Ares Acquisition Corp. expires 12/31/2027(5)	410
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(5)	1,195
26,666	DHC Acquisition Corp. expires 12/31/2027(5)	1,600
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(5)	568
5,000	Gores Holdings VII, Inc. expires 12/31/2027(5)	444
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(5)	314
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(5)	3,875
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(5)	140
2,500	Northern Star Investment Corp. IV expires 12/31/2027(5)	60
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(5)	984
2,000	Pivotal Investment Corp. III expires 12/31/2027(5)	—
3,000	Warburg Pincus Capital. expires 03/09/2026(5)	60
		9,732
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(5)	—
TOTAL WARRANTS (Cost $140,297)		9,732
SHORT-TERM INVESTMENTS (12.2%)
35,452,700	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.00%	35,452,700
15,197,418	State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(14)	15,197,418
TOTAL SHORT-TERM INVESTMENTS (Cost $50,650,118)		50,650,118
TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $492,155,652)		439,987,415
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)		(24,685,587)
NET ASSETS (100.0%)		$415,301,828

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $208,038,068 or 50.1% of net assets.

(2)  Security or portion thereof is out on loan (See Note 2-K).

(3)  Bond is currently in default.

(4)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

(5)  Non-income producing security.

(6)  Security is valued using significant unobservable inputs.

(7)  Illiquid security.

(8)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(9)  This security is denominated in Euro.

(10)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2022. The rate may be subject to a cap and floor.

(11)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2022.

(12)  All or a portion is an unfunded loan commitment.

(13)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(14)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
CAD	330,000	USD	241,429	10/11/23	Deutsche Bank AG	$241,429	$243,590	$2,161
EUR	58,500	USD	58,666	10/11/23	Morgan Stanley	58,666	59,256	590
GBP	1,962	USD	2,162	10/11/23	Deutsche Bank AG	2,162	2,273	111
Total Unrealized Appreciation								$2,862

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2022

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
EUR	41,756	USD	42,302	10/11/23	Deutsche Bank AG	$42,302	$42,296	$(6)
USD	1,449,716	CAD	1,980,000	10/11/23	Deutsche Bank AG	(1,449,716)	(1,461,539)	(11,823)
USD	2,048,456	EUR	2,035,171	10/11/23	Deutsche Bank AG	(2,048,456)	(2,061,481)	(13,025)
USD	2,186	GBP	1,962	10/11/23	Deutsche Bank AG	(2,186)	(2,273)	(87)
Total Unrealized Depreciation								$(24,941)
Total Net Unrealized Appreciation/(Depreciation)								$(22,079)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2022

Assets
Investments at value, including collateral for securities on loan of $15,197,418 (Cost $492,155,652) (Note 2)	$439,987,415[1]
Cash	1,613
Interest receivable	4,965,749
Receivable for investments sold	3,993,644
Receivable for Fund shares sold	1,202,771
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,862
Prepaid expenses and other assets	38,432
Total assets	450,192,486
Liabilities
Investment advisory fee payable (Note 3)	165,254
Administrative services fee payable (Note 3)	41,926
Shareholder servicing/Distribution fee payable (Note 3)	29,992
Payable for investments purchased	15,693,658
Payable upon return of securities loaned (Note 2)	15,197,418
Payable for Fund shares redeemed	2,463,104
Due to custodian for foreign currency at value (cost $496,181)	509,216
Unfunded loan commitments (Note 2)	280,865
Dividend payable	203,530
Unrealized depreciation on forward foreign currency contracts (Note 2)	24,941
Trustees' fee payable	18,751
Accrued expenses	262,003
Total liabilities	34,890,658
Net Assets
Capital stock, $.001 par value (Note 6)	46,595
Paid-in capital (Note 6)	487,903,046
Total distributable earnings (loss)	(72,647,813)
Net assets	$415,301,828
I Shares
Net assets	$363,914,631
Shares outstanding	40,831,824
Net asset value, offering price and redemption price per share	$8.91
A Shares
Net assets	$21,933,386
Shares outstanding	2,460,401
Net asset value and redemption price per share	$8.91
Maximum offering price per share (net asset value/(1-4.75%))	$9.35
C Shares
Net assets	$29,453,811
Shares outstanding	3,302,510
Net asset value, offering price and redemption price per share	$8.92

1  Includes $14,751,766 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2022

Investment Income
Interest	$25,513,178
Dividends	11,304
Other Income	6,225
Securities lending (net of rebates)	40,123
Total investment income	25,570,830
Expenses
Investment advisory fees (Note 3)	3,790,278
Administrative services fees (Note 3)	130,774
Shareholder servicing/Distribution fees (Note 3)
Class A	66,578
Class C	349,704
Transfer agent fees	395,320
Custodian fees	195,294
Registration fees	94,771
Trustees' fees	79,989
Printing fees	56,840
Audit and tax fees	54,481
Commitment fees (Note 4)	37,945
Insurance expense	21,690
Legal fees	14,608
Miscellaneous expense	16,081
Total expenses	5,304,353
Less: fees waived and expenses reimbursed (Note 3)	(1,323,405)
Net expenses	3,980,948
Net investment income	21,589,882
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(5,175,638)
Net realized loss from foreign currency transactions	(17,099)
Net realized gain from forward foreign currency contracts	400,099
Net change in unrealized appreciation (depreciation) from investments	(51,787,970)
Net change in unrealized appreciation (depreciation) from foreign currency translations	241
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(2,822)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(56,583,189)
Net decrease in net assets resulting from operations	$(34,993,307)

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
From Operations
Net investment income	$21,589,882	$14,601,617
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(4,792,638)	(626,430)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(51,790,551)	17,008,304
Net increase (decrease) in net assets resulting from operations	(34,993,307)	30,983,491
From Distributions
From distributable earnings
Class I	(19,082,360)	(12,170,148)
Class A	(1,236,778)	(1,290,771)
Class C	(1,367,736)	(1,279,536)
Net decrease in net assets resulting from distributions	(21,686,874)	(14,740,455)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	260,321,853	291,942,975
Reinvestment of distributions	20,728,194	14,084,105
Net asset value of shares redeemed	(300,472,059)	(98,223,482)
Net increase (decrease) in net assets from capital share transactions	(19,422,012)	207,803,598
Net increase (decrease) in net assets	(76,102,193)	224,046,634
Net Assets
Beginning of year	491,404,021	267,357,387
End of year	$415,301,828	$491,404,021

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$10.12	$9.57	$9.88	$9.96	$10.24
INVESTMENT OPERATIONS
Net investment income[1]	0.47	0.40	0.51	0.53	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(1.20)	0.56	(0.31)	(0.08)	(0.27)
Total from investment operations	(0.73)	0.96	0.20	0.45	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.48)	(0.41)	(0.51)	(0.52)	(0.52)
Return of capital	—	—	—	(0.01)	(0.00)[2]
Total dividends and distributions	(0.48)	(0.41)	(0.51)	(0.53)	(0.52)
Net asset value, end of year	$8.91	$10.12	$9.57	$9.88	$9.96
Total return[3]	(7.41)%	10.11%	2.21%	4.68%	2.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$363,915	$420,435	$190,537	$230,330	$175,189
Ratio of net expenses to average net assets	0.79%	0.79%	0.80%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.79%	0.79%	0.80%	0.99%	0.99%
Ratio of net investment income to average net assets	4.88%	3.93%	5.33%	5.36%	5.08%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[4]	56%	46%	34%	37%	45%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$10.13	$9.57	$9.88	$9.96	$10.24
INVESTMENT OPERATIONS
Net investment income[1]	0.44	0.38	0.49	0.51	0.49
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(1.21)	0.56	(0.31)	(0.08)	(0.28)
Total from investment operations	(0.77)	0.94	0.18	0.43	0.21
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.38)	(0.49)	(0.50)	(0.49)
Return of capital	—	—	—	(0.01)	(0.00)[2]
Total dividends and distributions	(0.45)	(0.38)	(0.49)	(0.51)	(0.49)
Net asset value, end of year	$8.91	$10.13	$9.57	$9.88	$9.96
Total return[3]	(7.73)%	9.95%	1.96%	4.42%	2.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$21,933	$31,102	$34,254	$50,343	$44,930
Ratio of net expenses to average net assets	1.04%	1.04%	1.05%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.04%	1.04%	1.05%	1.24%	1.24%
Ratio of net investment income to average net assets	4.62%	3.78%	5.10%	5.13%	4.84%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[4]	56%	46%	34%	37%	45%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of year	$10.13	$9.57	$9.88	$9.96[1]	$10.24
INVESTMENT OPERATIONS
Net investment income[2]	0.37	0.31	0.41	0.43	0.41
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(1.20)	0.56	(0.31)	(0.08)	(0.28)
Total from investment operations	(0.83)	0.87	0.10	0.35	0.13
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.31)	(0.41)	(0.42)	(0.41)
Return of capital	—	—	—	(0.01)	(0.00)[3]
Total dividends and distributions	(0.38)	(0.31)	(0.41)	(0.43)	(0.41)
Net asset value, end of year	$8.92	$10.13	$9.57	$9.88	$9.96[1]
Total return[4]	(8.32)%	9.13%	1.19%	3.64%	1.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$29,454	$39,867	$42,566	$53,410	$46,586
Ratio of net expenses to average net assets	1.79%	1.79%	1.80%	1.99%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.79%	1.79%	1.80%	1.99%	1.99%
Ratio of net investment income to average net assets	3.89%	3.03%	4.35%	4.38%	4.09%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[5]	56%	46%	34%	37%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2022

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group in accordance with procedures established by the Adviser.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$195,906,659	$83,406	$195,990,065
Bank Loans	—	146,406,590	22,979,439	169,386,029
Asset Backed Securities	—	18,540,999	—	18,540,999
Common Stocks	4,081,165	783,619	545,688	5,410,472
Warrants	9,732	0	0 (1)	9,732
Short-term Investments	35,452,700	15,197,418	—	50,650,118
	$39,543,597	$376,835,285	$23,608,533	$439,987,415
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,862	$—	$2,862
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$24,941	$—	$24,941

(1)  Included a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$7,269	$24,133,804	$739	$0	(1)	$24,141,812
Accrued discounts (premiums)	—	99,250	—	—		99,250
Purchases	—	8,912,278	—	—		8,912,278
Sales	—	(12,254,083)	—	—		(12,254,083)
Realized gain (loss)	—	17,162	(14,993)	—		2,169
Change in unrealized appreciation (depreciation)	76,137	(2,200,507)	15,246	—		(2,109,124)
Transfers into Level 3	—	10,173,759	544,696	—		10,718,455
Transfers out of Level 3	—	(5,902,224)	—	—		(5,902,224)
Balance as of October 31, 2022	$83,406	$22,979,439	$545,688	$0	(1)	$23,608,533
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2022	$76,138	$(1,540,780)	$253	$—		$(1,464,389)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$72,156	Income Approach	Expected Remaining Distribution	$0.01 – $0.74	($0.64)
	11,250	Vendor Pricing	Single Broker Quote	0.02 (N/A)
Bank Loans	22,979,439	Vendor Pricing	Single Broker Quote	0.00 – 0.99	(0.90)
Common Stocks	892	Income Approach	Expected Remaining Distribution	0.00 –0.02	(0.01)
	544,696	Vendor Pricing	Single Broker Quote	10.50 – 67.00	(54.57)
	100	Recent Transactions	Trade Price	5.22 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2022, $10,718,455 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,902,224 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2022 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2022.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$2,862	$24,941	$400,099	$(2,822)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2022, the Fund held an average monthly value on a net basis of $9,090,538 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$2,272	$(2,272)	$—	$—	$—
Morgan Stanley	590	0	—	—	590
	$2,862	$(2,272)	$—	$—	$590

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$24,941	$(2,272)	$—	$—	$22,669
Morgan Stanley	0	0	—	—	—
	$24,941	$(2,272)	$—	$—	$22,669

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2022, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2022, are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

unfunded portions of credit agreements are presented on the Schedule of Investments. As of October 31, 2022, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Crown Finance US, Inc.	09/07/2023	0.000%	$26,628
Therapy Brands Holdings LLC	05/18/2028	4.000	254,237

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2022 the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$14,751,766	$15,197,418	$15,197,418

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2022.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$14,751,766	$(14,751,766)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2022, total earnings received in connection with securities lending arrangements was $172,443 of which $118,954 was rebated to borrowers (brokers). The Fund retained $40,123 in income, and SSB, as lending agent, was paid $13,366.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 2. Significant Accounting Policies (continued)

financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2022, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,790,278 and $1,323,405, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the year ended October 31, 2022, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$2,587,217	$633,623	$810,885	$1,142,709
Class A	297,141	129,648	89,377	78,116
Class C	362,720	149,752	110,388	102,580
Totals	$3,247,078	$913,023	$1,010,650	$1,323,405

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2022, the Fund paid Rule 12b-1 distribution fees of $66,578 for Class A shares and $349,704 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2022, CSSU and its affiliates advised the Fund that they retained $1,882 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2022 and during the year ended October 31, 2022, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2022, the line was not drawn upon and no fees were incurred.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$240,554,577	$269,039,327	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	26,570,333	$252,285,734	27,727,218	$279,750,393
Shares issued in reinvestment of distributions	1,926,293	18,213,793	1,151,173	11,626,749
Shares redeemed	(29,190,790)	(278,016,801)	(7,267,430)	(73,254,477)
Net increase (decrease)	(694,164)	$(7,517,274)	21,610,961	$218,122,665
	Class A
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	712,909	$6,767,370	863,110	$8,668,674
Shares issued in reinvestment of distributions	123,993	1,172,677	120,331	1,212,609
Shares redeemed	(1,447,772)	(13,808,263)	(1,491,869)	(15,058,786)
Net decrease	(610,870)	$(5,868,216)	(508,428)	$(5,177,503)
	Class C
	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	128,901	$1,268,749	349,829	$3,523,908
Shares issued in reinvestment of distributions	142,164	1,341,724	123,495	1,244,747
Shares redeemed	(903,375)	(8,646,995)	(984,529)	(9,910,219)
Net decrease	(632,310)	$(6,036,522)	(511,205)	$(5,141,564)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 6. Capital Share Transactions (continued)

On October 31, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	73%
Class A	5	69%
Class C	4	86%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2022 and 2021, respectively, was as follows:

Ordinary Income
2022	2021
$21,686,874	$14,740,455

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market, deferred organizational expenses, defaulted bonds and premium amortization accruals.

At October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(20,131,652)
Undistributed ordinary income	221,284
Unrealized depreciation	(52,516,937)
$(72,427,305)

At October 31, 2022, the Fund had $3,485,649 of unlimited short-term capital loss carryforwards and $16,646,003 of unlimited long term capital loss carryforwards available to offset possible future capital gains.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2022

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2022, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$492,482,514
Unrealized appreciation	$1,387,564
Unrealized depreciation	(53,882,663)
Net unrealized appreciation (depreciation)	$(52,495,099)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds and premium amortization adjustments, paid-in capital was credited $1, undistributed net investment income was credited $10,921 and accumulated net realized loss was debited $10,922. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Strategic Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the three years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the years ended October 31, 2019 and 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 28, 2022

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	Director of the Lyric Opera of Chicago (performing arts) from December 2021 to present.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Chair of the finance committee at the foundation of Barnes Jewish Hospital (healthcare) from January 2021 to present; Director of First Bank (finance) from February 2022 to present; Director of The Oasis Institute (not-for-profit) from February 2022 to present; Director of the Consortium for Graduate Study in Management from November 2017 to present; Director of Koch Development Corporation (Real Estate Developement) from November 2017 to December 2020; Director of Supernova (Fin-tech) from June 2014 to September 2018; Director of the Guardian Angels of St. Louis (not-for-profit) from July 2015 to December 2021.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of abrdn Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of abrdn Funds (22 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Rachael Hoffman Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1984)	Chief Compliance Officer	Since 2022

Ad Interim Chief Compliance Officer of the Asset Management division of Credit Suisse Group AG since November 2022; Director and Chief Compliance Officer Asset Management Americas of Credit Suisse since June 2022; Vice President, Compliance, Goldman Sachs from February 2021 to June 2022; Vice President, Compliance, New York Life Investments from October 2019 to January 2021; Vice President, Compliance, Goldman Sachs from June 2018 to September 2019; Senior Compliance Officer, Aberdeen Standard Investments, October 2012 to May 2018; Associated with Credit Suisse since June 2022; Officer of other Credit Suisse Funds.

Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1022

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2022. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2022.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2021 and October 31, 2022.

	2021	2022
Audit Fees	$175,600	$175,600
Audit-Related Fees[1]	$-	$-
Tax Fees[2]	$16,000	$16,000
All Other Fees	$-	$-
Total	$191,600	$191,600

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($0 for 2021 and $0 for 2022).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022.

2

	2021	2022
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre -approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2021	2022
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022:

	2021	2022
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f)  Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2021 and October 31, 2022 were $0 and $0, respectively.

(h)  Not Applicable.

(i)  Not Applicable.

(j)  Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

4

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)   As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Registrant’s Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	December 30, 2022

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	December 30, 2022

6